1933 Act File No. 33-40428
                                                      1940 Act File No. 811-6309

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          X
                                                                --

      Pre-Effective Amendment No.         ................       _
                                  --------                      --

      Post-Effective Amendment No.  10 ...................       X
                                   ----                         --

                                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         X

      Amendment No.  10 ...............................         X
                    ----                                       --

                              RIMCO MONUMENT FUNDS

               (Exact Name of Registrant as Specified in Charter)

         Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on June 30, 1997 pursuant to paragraph (b)
__  60 days after filing pursuant to paragraph (a) (i)
---
    on                 pursuant to paragraph (a) (i)
---    ---------------
    75 days after filing pursuant to paragraph (a)(ii)
---
    on _________________ pursuant to paragraph (a)(ii) of Rule 485
---

If appropriate, check the following box:

       This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

     X filed the Notice required by that Rule on June 16, 1997; or intends to file the Notice required by that Rule on or about ____________; or during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.


                                            Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037

                                               CROSS-REFERENCE SHEET


     This amendment to the Registration Statement of RIMCO MONUMENT FUNDS, which is comprised of five portfolios known as (1a) RIMCO Monument Prime Money Market Fund - Class A Shares, 1(b) RIMCO Monument Prime Money Market Fund - Class B Shares, (2) RIMCO Monument U.S. Treasury Money Market Fund, (3) RIMCO Monument Bond Fund, (4) RIMCO Monument Stock Fund, and (5) RIMCO Monument Small Capitalization Equity Fund, is comprised of the following:

PART A.   INFORMATION REQUIRED IN A PROSPECTUS.

                                                 Prospectus Heading
                                                 (Rule 404(c) Cross Reference)

Item 1.   Cover Page............................ (1-5) Cover Page.
Item 2.   Synopsis.............................. (1-5) Synopsis; (1-5) Expenses
                                                        of the Funds.
Item 3.   Condensed Financial Information....... (1-5) Financial Highlights;
                                                  (1-5) Performance Information.
Item 4.   General Description of Registrant..... (1-5) Objective of Each Fund;
          ---------------------------------
                                                    (1) Prime Money Market Fund;
                                                    (2) U.S. Treasury Money
                                                     Market Fund; (3) Bond Fund;
                                                    (4) Stock Fund; (5) Small
                                                     Capitalization Fund; (1-5)
                                                    Portfolio Investments and
                                                     Strategies.

Item 5.   Management of the Fund................ (1-5) RIMCO Monument Funds
          ----------------------
                                              Information; (1-5) Management of
                                              RIMCO Monument Funds; (1-5)
                                              Distribution of Shares of the
                                              Funds; (1b) Distribution
                                              Plan; (1-5) Administration of the
                                              Funds.

Item 6.   Capital Stock and Other Securities.... (1-5) Dividends; (1-5) Capital
          ----------------------------------
                                                        Gains; (1-5) Shareholder
                                         Information; (1-5) Voting Rights; (1-5)
                                         Effect  of  Banking  Laws;   (1-5)  Tax
                                         Information; (1-5) Federal Income Tax.

Item 7.   Purchase of Securities Being
            Offered............................. (1-5) Net Asset Value; (1-5)
                                             Investing in the Funds; (1-5) Share
                                             Purchases; (1-5) Through Authorized
                                             Broker Dealers, (1b) Through the
                                             Asset Management Program; (1-5)
                                             Through Riggs Bank; (1-5) By Mail;
                                             (1-5) By Wire; (1-5)  Minimum
                                             Investment Required; (1-5) What
                                             Shares Cost; (3-5) Purchases at Net
                                             Asset Value; (3-5) Purchases with
                                             Proceeds from Redemptions of
                                             Unaffiliated Mutual Fund Shares;
                                             (3-5) Dealer Concession; (1-5)
                                             Other Payments to Financial
                                             Institutions; (3-5) Sales Charge
                                             Reductions; (3-5) Sales Charge
                                             Waivers; (3-5) Reducing the
                                             Sales Charge; (3-5) Quantity
                                             Discounts and Accumulated
                                             Purchases; (3-5) Letter of Intent;
                                             (1-5) Reinvestment Privilege;
                                             (3-5) Concurrent Purchases; (1-5)
                                             Certificates and Confirmations;
                                            (1-5) Systematic Investment Program;
                                            (1a,2-5) Retirement Plans; (1a,2-5)
                                            Exchanges; (1a,2-5) Systematic
                                            Exchange Program.
Item 8.   Redemption or Repurchase.............. (1-5) Redeeming Shares; (1b)
                                            Asset Management Program; (1-5)  By
                                            Telephone; (1-5) By Mail; (1a,2)
                                            Checkwriting; (1a,2-5) Systematic
                                             Withdrawal Program; (1-5) Accounts
                                            with Low Balances.
Item 9.   Pending Legal Proceedings............. (1-5) None.

PART B.   INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.  Cover Page............................ (1-5) Cover Page.
          ----------
Item 11.  Table of Contents..................... (1-5) Table of Contents.
          -----------------
Item 12.  General Information and History....... (1-5) General Information About
          -------------------------------
                                                       the Trust.
Item 13.  Investment Objectives and Policies.... (1-5) Investment Objective and
                                                       Policies of the Funds.
Item 14.  Management of the Fund................ (1-5) RIMCO Monument Funds
                                                  Management; (1-5) Trustees
                                                  Compensation.
Item 15.  Control Persons and Principal
            Holders of Securities............... (1-5) Fund Ownership.
Item 16.  Investment Advisory and Other
            Services............................ (1-5) Investment Advisory
                                              Services; (1-5) Administrative
                                              Services; (1b) Distribution Plan.
                                                 (1-5) Custodian.
Item 17.  Brokerage Allocation.................. (1-5) Brokerage Transactions.
Item 18.  Capital Stock and Other Securities.... (1-5) Not applicable.
Item 19.  Purchase, Redemption and Pricing
            of Securities Being Offered......... (1-5) Purchasing Shares; (1-5)
                                                   Determining Net Asset Value;
                                                   (1-5) Redeeming Shares.
Item 20.  Tax Status............................ (1-5) Tax Status.
Item 21.  Underwriters.......................... (1-5) Not applicable.
Item 22.  Calculation of Performance Data....... (3,4,5) Total Return; (1-5)
                                         Yield; (1,2) Effective Yield; (1-5)
                                         Performance Comparisons.
Item 23.  Financial Statements.................. (1-5) Incorporated into Part B by reference to Registrant's
                                             Annual Report dated April 30, 1997.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RIMCO MONUMENT FUNDS
COMBINED PROSPECTUS

RIMCO Monument Funds (the "Trust"), an open-end management investment company (a mutual fund), offers investors interests in the following five separate investment portfolios (the "Funds"), each having a distinct investment objective and policies:

     - RIMCO Monument U.S. Treasury Money Market Fund;
     - RIMCO Monument Prime Money Market Fund;
       Class A Shares
       Class B Shares
     - RIMCO Monument Bond Fund;
     - RIMCO Monument Stock Fund; and
     - RIMCO Monument Small Capitalization Equity Fund.

The investment adviser to the Funds is Riggs Investment Management Corp. ("RIMCO"), a subsidiary of Riggs Bank N.A. ("Riggs Bank"). Federated Securities Corp. is the distributor. This combined prospectus contains the information you should read and know before you invest in any of the Funds in the Trust. Keep this prospectus for future reference.


Additional information about the Trust is contained in the Trust's combined Statement of Additional Information dated June 30, 1997, which has also been filed with the Securities and Exchange Commission. The information contained in the combined Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information free of charge, obtain other information, or make inquiries about any of the Funds by writing to the Trust or calling (301) 887-4280, or outside the Washington, D.C. metropolitan area by calling toll-free 1-800-934-3883.



THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT FDIC INSURED AND ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED BY RIGGS BANK. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


THE PRIME MONEY MARKET FUND AND U.S. TREASURY MONEY MARKET FUND ATTEMPT TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, BUT THERE IS NO ASSURANCE THAT THESE FUNDS WILL BE ABLE TO DO SO.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
IS A CRIMINAL OFFENSE.          Prospectus dated June 30, 1997

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SYNOPSIS                                                                       1
------------------------------------------------------

EXPENSES OF THE FUNDS                                                          3
------------------------------------------------------

FINANCIAL HIGHLIGHTS                                                           6
------------------------------------------------------

OBJECTIVE OF EACH FUND                                                        12
------------------------------------------------------

  U.S. Treasury Money Market Fund                                             12
  Prime Money Market Fund                                                     12
  Bond Fund                                                                   15
  Stock Fund                                                                  17
  Small Capitalization Fund                                                   18

PORTFOLIO INVESTMENTS AND STRATEGIES                                          20
------------------------------------------------------

  Borrowing Money                                                             20
  Diversification                                                             20
  Restricted and Illiquid Securities                                          20
  Repurchase Agreements                                                       21
  When-Issued and Delayed
     Delivery Transactions                                                    21
  Lending of Portfolio Securities                                             21
  Convertible Securities                                                      21
  U.S. Government Securities                                                  22
  Equity Investment Considerations
     and Risk Factors                                                         22
  Put and Call Options                                                        22
  Futures and Options on Futures                                              23
  Investing in Securities of Other
     Investment Companies                                                     24
  Demand Master Notes                                                         24
  Foreign Investments                                                         25
  Temporary Investments                                                       25

RIMCO MONUMENT FUNDS INFORMATION                                              25
------------------------------------------------------

  Management of RIMCO Monument Funds                                          25
  Distribution of Shares of the Funds                                         26
  Administration of the Funds                                                 28

NET ASSET VALUE                                                               28
------------------------------------------------------

INVESTING IN THE FUNDS                                                        29
------------------------------------------------------

  Share Purchases                                                             29
  Minimum Investment Required                                                 30
  What Shares Cost                                                            30
  Sales Charge Reductions                                                     32
  Sales Charge Waivers                                                        33
  Systematic Investment Program                                               34
  Retirement Plans                                                            34
  Certificates and Confirmations                                              34
  Dividends                                                                   34
  Capital Gains                                                               34

EXCHANGES                                                                     35
------------------------------------------------------

  Systematic Exchange Program                                                 35

REDEEMING SHARES                                                              36
------------------------------------------------------

  Systematic Withdrawal Program                                               37
  Accounts with Low Balances                                                  38

SHAREHOLDER INFORMATION                                                       38
------------------------------------------------------

  Voting Rights                                                               38

EFFECT OF BANKING LAWS                                                        38
------------------------------------------------------

TAX INFORMATION                                                               39
------------------------------------------------------

  Federal Income Tax                                                          39

PERFORMANCE INFORMATION                                                       39
------------------------------------------------------

ADDRESSES                                                                     41
------------------------------------------------------


SYNOPSIS
--------------------------------------------------------------------------------

The Trust, an open-end management investment company, was established as a Massachusetts business trust under a Declaration of Trust dated April 1, 1991. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares of any one portfolio may be offered in separate classes. The Funds are designed for customers of financial institutions such as banks, fiduciaries, custodians of public funds and investment advisers.

As of the date of this prospectus,  the Trust is comprised of the following five
Funds:

     - RIMCO Monument U.S. Treasury Money Market Fund ("U.S. Treasury Money Market Fund")--seeks to provide current income consistent with stability of principal and liquidity by investing in U.S. Treasury obligations.

     - RIMCO Monument Prime Money Market Fund ("Prime Money Market Fund" and together with the U.S. Treasury Money Market Fund, the "Money Market Funds")--seeks to provide current income consistent with stability of principal and liquidity by investing exclusively in a portfolio of money market instruments maturing in 13 months or less.

     - RIMCO Monument Bond Fund ("Bond Fund")--seeks to achieve current income by investing in a diversified portfolio of investment grade securities and will attempt to maintain an average weighted portfolio maturity of between five and ten years.

     - RIMCO Monument Stock Fund ("Stock Fund")--seeks to provide growth of capital and income primarily through equity investments such as common stocks and securities convertible into common stocks.

     - RIMCO Monument Small Capitalization Equity Fund ("Small Capitalization Fund")--seeks to provide long-term capital appreciation through equity securities of companies that have a market value capitalization of up to $1 billion.


For information on how to purchase shares of any of the Funds please refer to "Investing in the Funds." In most cases, a minimum initial investment of $500 is required for each Fund. In most cases, subsequent investments must be in amounts of at least $100. See "Minimum Investment Required." Shares of the Prime Money Market Fund are issued in two classes: Class A Shares and Class B Shares. Class B Shares are available for investment through certain intermediaries and institutional accounts, such as employee benefit plans, and in connection with an Asset Management Program offered by Riggs Bank, and are subject to a Rule 12b-1 distribution fee, which is currently waived to an annual rate of 0.25% of the average daily net asset value of the Fund's Class B Shares. See "Distribution of Shares of the Funds." Class A and Class B Shares of the Prime Money Market Fund and shares of the U.S. Treasury Money Market Fund are sold at net asset value without a sales charge. Shares of the Bond Fund are sold at net asset value plus a maximum sales charge of 4.75%, and shares of the Stock and Small Capitalization Funds are sold at net asset value plus a maximum sales charge of 5.75%, which may be reduced or waived as discussed under "What Shares Cost." Shares of each Fund are redeemed at net asset value. Information on redeeming shares may be found under "Redeeming Shares." The Funds are advised by Riggs Investment Management Corp.


RISK FACTORS. Investors should be aware of the following general considerations. The market value of fixed-income securities, which constitute a major part of the investments of several Funds, may vary inversely in response to changes in prevailing interest rates. The market value of the equity securities in which some of the Funds invest will also fluctuate, and the possibility exists that the value of common stocks could decline over short or even extended periods of time. The section entitled "Equity Investment Considerations and Risk Factors" also discloses the potential risks related to small capitalization stocks. The foreign securities in which several Funds may invest may be subject to certain risks in addition to those inherent in U.S. investments. One or more Funds may make certain investments and employ certain investment techniques that involve other risks, including entering into repurchase agreements, lending portfolio securities and entering into futures contracts and related options as hedges. These risks and those associated with investing in mortgage-backed securities, when-issued securities, options and variable rate securities are described under "Objective of Each Fund" and "Portfolio Investments and Strategies."


EXPENSES OF THE FUNDS--MONEY MARKET FUNDS
--------------------------------------------------------------------------------


                                   SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price).................     None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)......     None
Contingent Deferred Sales Charge (as a percentage of original purchase price or
  redemption proceeds, as applicable).........................................................     None
Redemption Fees (as a percentage of amount redeemed, if applicable)...........................     None
Exchange Fee..................................................................................     None
                                    ANNUAL FUND OPERATING EXPENSES
                                (As a percentage of average net assets)


                                                                         PRIME MONEY MARKET FUND
                                                                       ----------------------------
                                                    U.S. TREASURY        CLASS A         CLASS B
                                                  MONEY MARKET FUND       SHARES          SHARES
                                                  -----------------    ------------    ------------
Management Fee (after waiver)(1)................          0.38%             0.33%           0.33%
12b-1 Fee(2)....................................           None              None           0.25%
Total Other Expenses............................          0.19%             0.18%           0.18%
    Total Annual Fund Operating Expenses(3).....          0.57%             0.51%           0.76%

(1) The management fee of each Fund has been reduced to reflect the voluntary waiver by the investment adviser. The adviser can terminate this voluntary waiver of expenses at any time at its sole discretion. With respect to each Fund, the maximum management fee is 0.50%.


(2) The 12b-1 Fee for the Class B Shares of the Prime Money Market Fund has been reduced to reflect the voluntary waiver by the distributor. The distributor can terminate this voluntary waiver at any time at its sole discretion. The maximum 12b-1 Fee for the Class B Shares of the Prime Money Market Fund is 0.50%.



(3) The Annual Fund Operating Expenses for Class B Shares of the Prime Money Market Fund in the table above are based on expenses estimated for the fiscal year ending April 30, 1998. The Annual Fund Operating Expenses for the fiscal year ended April 30, 1997 were 1.01% for the Class B Shares of Prime Money Market Fund. Absent the voluntary waiver of the management fees as described in footnote (1) above, the Annual Fund Operating Expenses would have been: 0.70% for the U.S. Treasury Money Market Fund, 0.68% for Class A Shares of the Prime Money Market Fund, and 1.18% for the Class B Shares of the Prime Money Market Fund.

    The purpose of this table is to assist the investor in understanding the various costs and expenses that a shareholder in the Funds will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "RIMCO Monument Funds Information." Wire-transferred redemptions of less than $5,000 or in excess of one per month may be subject to additional fees.


    LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGES PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.



                                          PRIME MONEY MARKET FUND
                                      ----------------------------
                                                    U.S. TREASURY        CLASS A         CLASS B
                    EXAMPLE                       MONEY MARKET FUND       SHARES          SHARES
------------------------------------------------  -----------------    ------------    ------------
You would pay the following expenses on a $1,000
investment assuming (1) 5% annual return; (2)
redemption at the end of each time period.
   1 Year.......................................         $ 6               $  5            $  8
   3 Years......................................         $18               $ 16            $ 24
   5 Years......................................         $32               $ 29            $ 42
  10 Years......................................         $71               $ 64            $ 94



    The above example for Class B Shares of the Prime Money Market Fund are estimated based upon expected expenses for the fiscal year ending April 30, 1998.

    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


EXPENSES OF THE FUNDS--BOND FUND AND STOCK FUND
--------------------------------------------------------------------------------

                        SHAREHOLDER TRANSACTION EXPENSES


                                                                          BOND FUND    STOCK FUND
                                                                          ---------    ----------
Maximum Sales Charge Imposed on Purchases (as a percentage of offering
  price)...............................................................     4.75%        5.75%
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)..................................      None         None
Contingent Deferred Sales Charge (as a percentage of original purchase
  price or redemption proceeds, as applicable).........................      None         None
Redemption Fees (as a percentage of amount redeemed, if applicable)....      None         None
Exchange Fee...........................................................      None         None

                                 ANNUAL FUND OPERATING EXPENSES
                             (As a percentage of average net assets)


                                                                          BOND FUND    STOCK FUND
                                                                          ---------    ----------
Management Fee (after waiver)(1).......................................     0.35%         0.63%
12b-1 Fee..............................................................   None...          None
Total Other Expenses...................................................     0.52%         0.28%
    Total Fund Operating Expenses(2)...................................     0.87%         0.91%

(1) The management fee of each Fund has been reduced to reflect the voluntary waiver by the investment adviser. The adviser can terminate this voluntary waiver of expenses at any time at its sole discretion. With respect to each Fund the maximum management fee is 0.75%.


(2) The Annual Fund Operating Expenses would have been 1.27% for the Bond Fund, and 1.03% for the Stock Fund, absent the voluntary waiver of the management fee, as described in footnote (1) above.


    The purpose of this table is to assist the investor in understanding the various costs and expenses that a shareholder in the Funds will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "RIMCO Monument Funds Information," "What Shares Cost," and "Sales Charge Reductions." Wire-transferred redemptions of less than $5,000 or in excess of one per month may be subject to additional fees.



                                EXAMPLE                                   BOND FUND    STOCK FUND
-----------------------------------------------------------------------   ---------    ----------
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return; (2) redemption at the end of each time period;
and (3) payment of the maximum sales charge. As noted in the table above, the Funds charge no contingent deferred sales charge.
   1 Year..............................................................     $  56         $ 66
   3 Years.............................................................     $  74         $ 85
   5 Years.............................................................     $  93         $105
  10 Years.............................................................     $ 150         $163


    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


EXPENSES OF THE FUNDS--SMALL CAPITALIZATION FUND
--------------------------------------------------------------------------------


                              SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price).......    5.75%
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering
  price)............................................................................     None
Contingent Deferred Sales Charge (as a percentage of original purchase price or
  redemption proceeds, as applicable)...............................................     None
Redemption Fees (as a percentage of amount redeemed, if applicable).................     None
Exchange Fee........................................................................     None

                               ANNUAL FUND OPERATING EXPENSES
                           (As a percentage of average net assets)
Management Fee (after waiver)(1)....................................................    0.34%
12b-1 Fee...........................................................................     None
Total Other Expenses................................................................    0.66%
     Total Annual Fund Operating Expenses(2)........................................    1.00%


(1) The management fee has been reduced to reflect the voluntary waiver by the investment adviser. The adviser can terminate this voluntary waiver of expenses at any time at its sole discretion. The maximum management fee is 0.80%.


(2) The Annual Total Fund Operating Expenses would have been 1.46%, absent the voluntary waiver of the management fee, as described in footnote (1) above.



     The purpose of this table is to assist the investor in understanding the various costs and expenses that a shareholder in the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "RIMCO Monument Funds Information," "What Shares Cost," and "Sales Charge Reductions." Wire-transferred redemptions of less than $5,000 or in excess of one per month may be subject to additional fees.


                        EXAMPLE                            1 Year    3 Years    5 Years    10 Years
--------------------------------------------------------   ------    -------    -------    --------
You would pay the following expenses on a $1,000 invest-
ment assuming (1) 5% annual return; (2) redemption at
the end of each time period; and (3) payment of the
maximum sales charge. As noted in the table above, the
Funds charge no contingent deferred sales charge........    $67        $88       $110        $173

     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



RIMCO MONUMENT U.S. TREASURY MONEY MARKET FUND



FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated June 18, 1997, on the Trust's financial statements for the year ended April 30, 1997, is included in the Combined Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free of charge from the Trust.


                              YEAR ENDED APRIL 30,
                                             -------------------------------------------------------
                                             1997      1996      1995      1994      1993      1992(A)
                                             -----     -----     -----     -----     -----     -----
NET ASSET VALUE, BEGINNING OF PERIOD         $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
-----------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------
  Net investment income                       0.05      0.05      0.04      0.03      0.03      0.02
-----------------------------------------    -----     -----     -----     -----     -----     -----
LESS DISTRIBUTIONS
-----------------------------------------
  Distributions from net investment
  income                                     (0.05)    (0.05)    (0.04)    (0.03)    (0.03)    (0.02)
-----------------------------------------    -----     -----     -----     -----     -----     -----
NET ASSET VALUE, END OF PERIOD               $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
-----------------------------------------    -----     -----     -----     -----     -----     -----
TOTAL RETURN (B)                              4.83%     5.28%     4.39%     2.64%     2.92%     2.37%
-----------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------
  Expenses                                    0.57%     0.60%     0.60%     0.56%     0.52%     0.41%*
-----------------------------------------
  Net investment income                       4.74%     5.17%     4.33%     2.61%     2.86%     4.08%*
-----------------------------------------
  Expense waiver/reimbursement (c)            0.13%     0.18%     0.20%     0.16%     0.29%     0.42%*
-----------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------
  Net assets, end of period (000 omitted)    $141,011  $107,104  $81,089   $106,948  $86,875   $51,039
-----------------------------------------



* Computed on an annualized basis.



(a) Reflects operations for the period from October 8, 1991 (date of initial public investment) to April 30, 1992.



(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.



(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



Further information about the Fund's performance is contained in the Fund's annual report for the fiscal year ended April 30, 1997, which can be obtained free of charge.



RIMCO MONUMENT PRIME MONEY MARKET FUND



FINANCIAL HIGHLIGHTS -- CLASS A SHARES

--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated June 18, 1997, on the Trust's financial statements for the year ended April 30, 1997, is included in the Combined Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free of charge from the Trust.


                                                                        YEAR ENDED APRIL 30,
                                                      --------------------------------------------------------
                                                      1997      1996       1995      1994      1993      1992(A)
                                                      -----     -----     ------     -----     -----     -----
NET ASSET VALUE, BEGINNING OF PERIOD                  $1.00     $1.00      $1.00     $1.00     $1.00     $1.00
--------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------
  Net investment income                                0.05      0.05      0.047      0.03      0.04      0.03
--------------------------------------------------
  Net realized loss on investments                       --        --     (0.003)       --        --        --
--------------------------------------------------    -----     -----     ------     -----     -----     -----
  Total from investment operations                     0.05      0.05      0.044      0.03      0.04      0.03
--------------------------------------------------
LESS DISTRIBUTIONS
--------------------------------------------------
  Distributions from net investment income            (0.05)    (0.05)    (0.047)    (0.03)    (0.04)    (0.03)
--------------------------------------------------
CAPITAL CONTRIBUTION                                     --        --      0.003        --        --        --
--------------------------------------------------    -----     -----     ------     -----     -----     -----
NET ASSET VALUE, END OF PERIOD                        $1.00     $1.00      $1.00     $1.00     $1.00     $1.00
--------------------------------------------------    -----     -----     ------     -----     -----     -----
TOTAL RETURN (B)                                       5.09%     5.50%      4.84%(c)  3.08%     3.55%     2.90%
--------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------
  Expenses                                             0.51%     0.51%      0.44%     0.43%     0.41%     0.27%*
--------------------------------------------------
  Net investment income                                5.00%     5.26%      4.72%     3.02%     3.46%     4.56%*
--------------------------------------------------
  Expense waiver/reimbursement (d)                     0.17%     0.19%      0.24%     0.28%     0.31%     0.47%*
--------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------
  Net assets, end of period (000 omitted)             $372,037  $367,742  $284,059   $334,765  $277,267  $111,329
--------------------------------------------------



* Computed on an annualized basis.



(a) Reflects operations for the period from September 17, 1991 (date of initial public investment) to April 30, 1992.



(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.



(c) Total return would have remained at 4.84% absent the capital contribution by Riggs National Corp.



(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



Further information about the Fund's performance is contained in the Fund's annual report for the fiscal year ended April 30, 1997, which can be obtained free of charge.



RIMCO MONUMENT PRIME MONEY MARKET FUND



FINANCIAL HIGHLIGHTS--CLASS B SHARES

--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated June 18, 1997, on the Trust's financial statements for the year ended April 30, 1997, is included in the Combined Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free of charge from the Trust.


                                                                                 YEAR ENDED
                                                                                  APRIL 30,
                                                                               ---------------
                                                                               1997      1996(A)
                                                                               -----     -----
NET ASSET VALUE, BEGINNING OF PERIOD                                           $1.00     $1.00
---------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------
  Net investment income                                                         0.05      0.02
---------------------------------------------------------------------------    -----     -----
LESS DISTRIBUTIONS
---------------------------------------------------------------------------
  Distributions from net investment income                                     (0.05)    (0.02)
---------------------------------------------------------------------------    -----     -----
NET ASSET VALUE, END OF PERIOD                                                 $1.00     $1.00
---------------------------------------------------------------------------    -----     -----
TOTAL RETURN (B)                                                                4.57%     0.74%
---------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------------------------------
  Expenses                                                                      1.01%     1.07%*
---------------------------------------------------------------------------
  Net investment income                                                         4.58%     4.58%*
---------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                              0.17%     0.19%*
---------------------------------------------------------------------------
SUPPLEMENTAL DATA
---------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                      $26,263     $10
---------------------------------------------------------------------------



* Computed on an annualized basis.



(a) Reflects operations for the period from December 12, 1995 (date of initial public investment) to April 30, 1996.



(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.



(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



Further information about the Fund's performance is contained in the Fund's annual report for the fiscal year ended April 30, 1997, which can be obtained free of charge.



RIMCO MONUMENT BOND FUND



FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated June 18, 1997, on the Trust's financial statements for the year ended April 30, 1997, is included in the Combined Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free of charge from the Trust.


                                                                YEAR ENDED APRIL 30,
                                                   -----------------------------------------------
                                                   1997      1996      1995       1994      1993(A)
                                                   -----     -----     -----     ------     ------
NET ASSET VALUE, BEGINNING OF PERIOD               $9.47     $9.35     $9.46     $10.40     $10.00
-----------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------
  Net investment income                             0.60      0.59      0.56       0.53       0.60
-----------------------------------------------
  Net realized and unrealized gain (loss) on
  investments                                      (0.07)     0.12     (0.11)     (0.38)      0.66
-----------------------------------------------    -----     -----     -----     ------     ------
  Total from investment operations                  0.53      0.71      0.45       0.15       1.26
-----------------------------------------------
LESS DISTRIBUTIONS
-----------------------------------------------
  Distributions from net investment income         (0.59)    (0.59)    (0.56)     (0.53)     (0.60)
-----------------------------------------------
  Distributions from net realized gains               --        --        --      (0.56)     (0.26)
-----------------------------------------------    -----     -----     -----     ------     ------
  Total distributions                              (0.59)    (0.59)    (0.56)     (1.09)     (0.86)
-----------------------------------------------    -----     -----     -----     ------     ------
NET ASSET VALUE, END OF PERIOD                     $9.41     $9.47     $9.35     $ 9.46     $10.40
-----------------------------------------------    -----     -----     -----     ------     ------
TOTAL RETURN (B)                                    5.79%     7.60%     5.01%      1.10%     12.93%
-----------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------
  Expenses                                          0.87%     0.80%     0.80%      0.68%      0.50%*
-----------------------------------------------
  Net investment income                             6.36%     6.04%     6.06%      5.15%      5.95%*
-----------------------------------------------
  Expense waiver/reimbursement (c)                  0.40%     0.40%     0.40%      0.48%      0.65%*
-----------------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------------
  Net assets, end of period (000 omitted)         $31,829   $50,919   $46,820   $47,552    $44,668
-----------------------------------------------
  Portfolio turnover                                 171%      128%      262%       344%       371%
-----------------------------------------------



* Computed on an annualized basis.



(a) Reflects operations for the period from May 11, 1992 (date of initial public investment) to
    April 30, 1993.



(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.



(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



Further information about the Fund's performance is contained in the Fund's annual report for the fiscal year ended April 30, 1997, which can be obtained free of charge.


RIMCO MONUMENT STOCK FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated June 18, 1997, on the Trust's financial statements for the year ended April 30, 1997, is included in the Combined Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free of charge from the Trust.

                                                                         YEAR ENDED APRIL 30,
                                                          --------------------------------------------------
                                                           1997       1996       1995       1994      1993(A)
                                                          ------     ------     ------     ------     ------
NET ASSET VALUE, BEGINNING OF PERIOD                      $15.84     $12.69     $11.89     $10.46     $10.00
------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------
  Net investment income                                     0.20       0.18       0.20       0.16       0.21
------------------------------------------------------
  Net realized and unrealized gain on investments           2.28       4.00       1.39       1.44       0.46
------------------------------------------------------    ------     ------     ------     ------     ------
  Total from investment operations                          2.48       4.18       1.59       1.60       0.67
------------------------------------------------------    ------     ------     ------     ------     ------
LESS DISTRIBUTIONS
------------------------------------------------------
  Distributions from net investment income                 (0.20)     (0.18)     (0.19)     (0.16)     (0.21)
------------------------------------------------------
  Distributions from net realized gains                    (2.71)     (0.85)     (0.60)     (0.01)        --
------------------------------------------------------    ------     ------     ------     ------     ------
  Total distributions                                      (2.91)     (1.03)     (0.79)     (0.17)     (0.21)
------------------------------------------------------    ------     ------     ------     ------     ------
NET ASSET VALUE, END OF PERIOD                            $15.41     $15.84     $12.69     $11.89     $10.46
------------------------------------------------------    ------     ------     ------     ------     ------
TOTAL RETURN (B)                                           16.34%     33.73%     14.16%     15.28%      6.35%
------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------
  Expenses                                                  0.91%      0.96%      0.98%      1.00%      0.69%*
------------------------------------------------------
  Net investment income                                     1.26%      1.26%      1.66%      1.36%      2.18%*
------------------------------------------------------
  Expense waiver/reimbursement (c)                          0.12%      0.12%      0.14%      0.20%      0.47%*
------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------
  Net assets, end of period (000 omitted)                 $89,142    $84,797    $66,019    $58,597    $37,539
------------------------------------------------------
  Average commission rate paid (d)                        $0.0619    $0.0687        --         --         --
------------------------------------------------------
  Portfolio turnover                                          75%        81%        46%        89%        92%
------------------------------------------------------


* Computed on an annualized basis.


(a) Reflects operations for the period from May 11, 1992 (date of initial public investment) to April 30, 1993.


(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.


(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.


Further information about the Fund's performance is contained in the Fund's annual report for the fiscal year ended April 30, 1997, which can be obtained free of charge.


RIMCO MONUMENT SMALL CAPITALIZATION EQUITY FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated June 18, 1997, on the Trust's financial statements for the year ended April 30, 1997, is included in the Combined Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free of charge from the Trust.


                                                                                 YEAR ENDED APRIL 30,
                                                                             ----------------------------
                                                                              1997       1996      1995(A)
                                                                             ------     ------     ------
NET ASSET VALUE, BEGINNING OF PERIOD                                         $14.10     $10.43     $10.00
-------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------
  Net investment income (operating loss)                                      (0.01)     (0.02)      0.02
-------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                      (0.47)      4.05       0.41
-------------------------------------------------------------------------    ------     ------     ------
  Total from investment operations                                            (0.48)      4.03       0.43
-------------------------------------------------------------------------
LESS DISTRIBUTIONS
-------------------------------------------------------------------------
  Distributions from net investment income                                       --      (0.01)        --
-------------------------------------------------------------------------
  Distributions from net realized gain on investments                         (0.82)     (0.35)        --
-------------------------------------------------------------------------    ------     ------     ------
  Total distributions                                                         (0.82)     (0.36)        --
-------------------------------------------------------------------------    ------     ------     ------
NET ASSET VALUE, END OF PERIOD                                               $12.80     $14.10     $10.43
-------------------------------------------------------------------------    ------     ------     ------
TOTAL RETURN (B)                                                              (3.76%)    39.43%      4.30%
-------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------------------------
  Expenses                                                                     1.00%      1.14%      1.66%*
-------------------------------------------------------------------------
  Net investment income                                                       (0.07%)    (0.13%)     0.98%*
-------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                             0.46%      0.80%      1.54%*
-------------------------------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                    $27,777    $19,289    $7,609
-------------------------------------------------------------------------
  Average commission rate paid (d)                                           $0.0691    $0.0650        --
-------------------------------------------------------------------------
  Portfolio turnover                                                             93%        70%         8%
-------------------------------------------------------------------------


* Computed on an annualized basis.

(a) Reflects operations for the period from February 27, 1995 (date of initial public investment) to April 30, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.


Further information about the Fund's performance is contained in the Fund's annual report for the fiscal year ended April 30, 1997, which can be obtained free of charge.


OBJECTIVE OF EACH FUND
--------------------------------------------------------------------------------

The investment objective and policies of each Fund appear below. The investment objective of a Fund cannot be changed without the approval of holders of a majority of that Fund's shares. While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus and, with respect to U.S. Treasury Money Market Fund and Prime Money Market Fund, by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds.

Unless indicated otherwise, the investment policies of a Fund may be changed by the Trustees without approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

Additional information about investment limitations, strategies that one or more Funds may employ, and certain investment policies mentioned below appear in the "Portfolio Investments and Strategies" section of this prospectus and in the combined Statement of Additional Information.

U.S. TREASURY MONEY MARKET FUND

The investment objective of U.S. Treasury Money Market Fund is to provide current income consistent with stability of principal and liquidity. The Fund pursues its investment objective by investing its assets in U.S. Treasury obligations which are issued by the U.S. government, and are fully guaranteed as to payment of principal and interest by the United States.

ACCEPTABLE INVESTMENTS. The Fund invests only in U.S. Treasury obligations maturing in 13 months or less and in repurchase agreements fully collateralized by U.S. Treasury obligations. See "Repurchase Agreements." The average maturity of the U.S. Treasury obligations in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

In addition, the Fund may borrow money, lend portfolio securities and engage in when-issued and delayed delivery transactions. See "Portfolio Investments and Strategies."

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money" and "Restricted and Illiquid Securities."

PRIME MONEY MARKET FUND

The investment objective of the Prime Money Market Fund is to provide current income consistent with stability of principal and liquidity. The Fund pursues its investment objective by investing exclusively in a portfolio of money market instruments maturing in 13 months or less. The average maturity of the money market instruments in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

ACCEPTABLE INVESTMENTS. The Fund invests in high quality money market instruments that are either rated in the highest short-term rating category by nationally recognized statistical rating organizations ("NRSROs") or are of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:


     - domestic issues of corporate or municipal debt obligations, including, variable rate demand notes;

     - commercial paper (including Canadian Commercial Paper and Europaper);

     - certificates of deposit, demand and time deposits, savings shares, bankers' acceptances and other instruments of domestic and foreign banks, savings associations and other deposit or thrift institutions ("Bank Instruments");

     - short-term credit facilities;

     - obligations issued or guaranteed as to payment of principal and interest by the U.S. government or one of its agencies or instrumentalities ("Government Securities") (See "Portfolio Investments and Strategies"); and

     - other money market instruments.

The Fund invests only in instruments denominated and payable in U.S. dollars.

In addition, the Fund may borrow money, lend portfolio securities, invest in restricted and illiquid securities, repurchase agreements and variable amount demand master notes and engage in when-issued and delayed delivery transactions. See "Portfolio Investments and Strategies."

BANK INSTRUMENTS. The Fund only invests in Bank Instruments either issued by an institution having capital, surplus and undivided profits over $100 million or insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"). Bank Instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs"). The Fund will treat securities credit-enhanced with a bank's letter of credit as Bank Instruments.

MUNICIPAL SECURITIES. Municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Municipal securities include private activity bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Bonds are typically classified as revenue bonds.

     INVESTMENT RISKS. Yields on municipal securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of municipal securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due.

VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term corporate or municipal debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

SHORT-TERM CREDIT FACILITIES. The Fund may enter into, or acquire participations in, short-term borrowing arrangements with corporations, consisting of either a short-term revolving credit facility or a master note agreement payable upon demand. Under these arrangements, the borrower may request advances from the Fund and may repay and reborrow funds during the term of the facility. The Fund treats any commitment to provide such advances as a standby commitment to purchase the borrower's notes.

CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may have been credit-enhanced by a guaranty, letter of credit or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price. The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("Demand Features") to repurchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The Demand Feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the Demand Feature, or a default on the underlying security or other event that terminates the Demand Feature before its exercise, will adversely affect the liquidity of the underlying security. Demand Features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.


INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money," "Diversification," and "Restricted and Illiquid Securities."



BOND FUND

The investment objective of the Bond Fund is to achieve current income. The Fund pursues its investment objective by investing in the bonds and other instruments described below. Under normal market conditions, the Fund will (1) attempt to maintain a dollar-weighted average portfolio maturity of between five and ten years and (2) invest at least 65% of its assets in bonds.

ACCEPTABLE INVESTMENTS. The Fund invests primarily in a professionally managed, diversified portfolio of investment grade securities which include:


     - domestic issues of corporate debt obligations and U.S. dollar denominated debt obligations of foreign corporations and governments rated Baa or better by Moody's, BBB or better by S&P or BBB or better by Fitch;


     - obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (see "Portfolio Investments and Strategies");

     - commercial paper which matures in 270 days or less so long as at least two ratings are high quality ratings by NRSROs. Such ratings would include: A-1 by S&P, Prime-1 by Moody's, or F-1 by Fitch and, unrated but deemed to be of comparable quality by the investment adviser, including Canadian Commercial Paper and Europaper;

     - instruments of domestic and foreign banks and savings associations as described above under "Prime Money Market Fund--Acceptable Investments" and "Bank Instruments"; and

     - collateralized mortgage obligations.


The Fund will only purchase corporate debt obligations that at the time of purchase are rated investment grade or better. An investment grade security can range from the highest rating (AAA) to medium quality (BBB). Securities in the BBB category may be more susceptible to adverse economic conditions or changing circumstances and the securities at the lower end of the BBB category may have certain speculative characteristics. The Fund intends to limit its investment in bonds rated in the lowest investment grade category to 10% of its total assets. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. In the event that any such security is downgraded by a ratings service below the fourth highest rating category, the Fund will dispose of the security.


In addition, the Fund may borrow money, lend portfolio securities, invest in restricted and illiquid securities, repurchase agreements, securities of other investment companies, and variable amount demand master notes and engage in put and call options, futures and options on futures and when-issued and delayed delivery transactions. See "Portfolio Investments and Strategies."

COLLATERALIZED MORTGAGE OBLIGATIONS. The Fund may invest in collateralized mortgage obligations ("CMOs") which are rated A or better by an NRSRO and which are issued by private entities such as investment banking firms and companies related to the construction industry. The CMOs in which the Fund may invest may be: (i) privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (ii) privately issued securities which are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; and (iii) other privately issued securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government. The mortgage-related securities provide for a periodic payment consisting of both interest and principal. The interest portion of these payments will be distributed by the Fund as income, and the capital portion will be reinvested.

PARTICIPATION INTERESTS. The Fund may purchase participation interests from financial institutions (such as commercial banks, savings associations, and insurance companies), or from single-purpose, stand-alone finance subsidiaries or trusts of such institutions, or from other special purpose entities. Single-purpose, stand-alone finance subsidiaries or trusts and special purpose entities generally do not have any significant assets other than the receivables securing the participation interests. Participation interests give the Fund an undivided fractional ownership interest in debt obligations. The debt obligations may include pools of credit card receivables, automobile installment loan contracts, corporate loans or debt securities, corporate receivables or other types of debt obligations. In addition to being supported by the stream of payments generated by the debt obligations, payments of principal and interest on the participation interests may be supported up to certain amounts and for certain periods of time by irrevocable letters of credit, insurance policies, and/or other credit agreements issued by financial institutions unaffiliated with the issuers and by monies on deposit in certain bank accounts of the issuer. Payments of interest on the participation interests may also rely on payments made pursuant to interest rate swap agreements made with other unaffiliated financial institutions.

The participation interests described above will be rated A or better by Moody's or by S&P. The Fund may also invest in participation interests which are not rated but are determined by the Board of Trustees to be of comparable quality.

If the participation interests include the unconditional written right to demand payment at par value plus accrued interest from the issuer, the Demand Feature will be used in determining the maturity of the participation interest. So long as the Demand Feature can require payment by the issuer within seven days, the participation interest will not be deemed to be illiquid. The secondary market, if any, for certain of these obligations may be extremely limited and any such obligations purchased by the Fund will be regarded as illiquid, unless they include the seven-day Demand Feature. Such illiquid obligations will be included within the 15% limitation by the Fund on investment of its net assets in illiquid securities.

PORTFOLIO TURNOVER. Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Fund's investment adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. It is not anticipated that the portfolio trading engaged in by the Fund will result in its annual rate of portfolio turnover exceeding 400%. A portfolio turnover rate of 100% would occur, for example, if all the securities in the Fund's portfolio were replaced once in a period of one year. The Fund's rate of portfolio turnover may exceed that of certain other mutual funds with the same investment objective. A higher rate of portfolio turnover involves correspondingly greater transaction expenses which must be borne directly by the Fund and, thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to the Fund's shareholders, are taxable to them. (Further information is contained in the Trust's Statement of Additional Information within the sections "Brokerage Transactions" and "Tax Status"). Nevertheless, transactions for the Fund's portfolio will be based only upon investment considerations and will not be limited by any other considerations when the Fund's investment adviser deems it appropriate to make changes in the Fund's portfolio.


INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money," "Diversification," and "Restricted and Illiquid Securities."


STOCK FUND

The investment objective of the Stock Fund is to provide growth of capital and income. The Fund pursues its investment objective primarily through equity investments, such as common stocks and securities convertible into common stocks.

ACCEPTABLE INVESTMENTS. The securities in which the Fund invests include, but are not limited to:

     - common stocks and securities convertible into common stocks which will be primarily composed of issues of high quality large capitalization domestic companies. See "Portfolio Investments and Strategies." Under normal market conditions, at least 65% of the Fund's portfolio will be invested in stocks. These will generally be readily recognizable companies whose earnings and dividends are growing at above average rates;

     - preferred stocks, corporate bonds, notes, warrants, and rights;

     - American Depositary Receipts ("ADRs"), which are receipts typically issued by an American bank or trust company that evidences ownership of underlying securities issued by a foreign issuer. ADRs may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are designed for use in U.S. securities markets. The Fund may invest up to 20% of its net assets in ADRs;

     - commercial paper rated A-1 by S&P, Prime-1 by Moody's, or F-1 by Fitch and money market instruments (including commercial paper) which are unrated but deemed to be of comparable quality by the investment adviser, including Canadian Commercial Paper and Europaper;

     - instruments of domestic and foreign banks and savings associations as described above under "Prime Money Market Fund--Acceptable Investments" and "Bank Instruments"; and

     - securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including those obligations purchased on a when-issued or delayed delivery basis. See "Portfolio Investments and Strategies."

In addition, the Fund may borrow money, lend portfolio securities, invest in restricted and illiquid securities, repurchase agreements, securities of other investment companies, and variable amount demand master notes and engage in put and call options, futures and options on futures and when-issued and delayed delivery transactions. See "Portfolio Investments and Strategies."

In selecting investments for the Fund, the investment adviser follows a value-based, disciplined investment philosophy. Using a computer model and hands-on fundamental analysis, stocks are selected based on such factors as low price/earnings ratios relative to earnings growth and history; rising earnings estimates; relative price strength; high or improving earnings; and credit quality.


Computer screens based upon value criteria are applied to a listing of 750 stocks that are selected based upon market capitalization, trading volume, and availability of data, to rank them according to relative attractiveness. These rankings are refined by additional screens focusing on earnings growth and relative price strength. This computer model is complemented with the adviser's fundamental analysis to produce a list of securities from which the adviser will select what it believes to be especially attractive issues.

The relative price action of each stock is monitored, and price momentum is followed to determine when the value of a security is beginning to be recognized by the market.

PORTFOLIO TURNOVER. Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Fund's investment adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. It is not anticipated that the portfolio trading engaged in by the Fund will result in its annual rate of portfolio turnover exceeding 200%. A portfolio turnover rate of 100% would occur, for example, if all the securities in the Fund's portfolio were replaced once in a period of one year. The Fund's rate of portfolio turnover may exceed that of certain other mutual funds with the same investment objective. A higher rate of portfolio turnover involves correspondingly greater brokerage commissions and other expenses which must be borne directly by the Fund and, thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to the Fund's shareholders, are taxable to them. Nevertheless, transactions for the Fund's portfolio will be based only upon investment considerations and will not be limited by any other considerations when the Fund's investment adviser deems it appropriate to make changes in the Fund's portfolio.


INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money," "Diversification," and "Restricted and Illiquid Securities."


SMALL CAPITALIZATION FUND

The investment objective of the Small Capitalization Fund is to provide long-term capital appreciation. The Fund pursues its investment objective by investing primarily in a broad, diversified range of equity securities comprising the small capitalization sector of the United States equity market (companies which have a market value capitalization up to $1 billion.)

ACCEPTABLE INVESTMENTS. The securities in which the Fund invests include, but are not limited to:

     - common stocks, and securities convertible into common stocks which will be primarily composed of issues of small capitalization domestic companies. See "Portfolio Investments and Strategies" and "Equity Investment Considerations." Under normal market conditions, at least 65% of the Fund's portfolio will be invested in equity securities of companies that have a market value capitalization of up to $1 billion;

     - preferred stocks, real estate investment trusts, corporate bonds, notes, warrants, and rights;

     - ADRs of foreign companies as described above under "Stock
       Fund--Acceptable Investments;"

     - commercial paper rated A-1 by S&P, Prime-1 by Moody's, or F-1 by Fitch, and money market instruments (including commercial paper) which are unrated but deemed to be of comparable quality by the investment adviser, including Canadian Commercial Paper and Europaper;


     - instruments of domestic and foreign banks and savings associations as described above under "Prime Money Market Fund--Acceptable Investments" and "Bank Instruments;" and

     - securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including those obligations purchased on a when-issued or delayed delivery basis. See "Portfolio Investments and Strategies."

While the Fund will only purchase corporate debt obligations that, at the time of purchase, are rated in the top three rating categories, in the event that any such security is downgraded to the fourth category, the Fund may continue to hold the security. Obligations rated in the lowest of the top four ratings, such as Baa by Moody's or BBB by S&P or Fitch, have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. In the event that any such security is downgraded by a ratings service below the fourth highest rating category, the Fund will dispose of the security.

In selecting investments for the Fund, the investment adviser employs the same value-based, disciplined investment philosophy that is described above with respect to the Stock Fund, and applies it to the small capitalization sector of the equity market. Using a computer model and hands-on fundamental analysis, small capitalization stocks are selected based on such factors as low price/ earnings ratios relative to earnings growth and history; rising earnings estimates; relative price strength; high or improving earnings; and credit quality.

Computer screens based upon value criteria are applied to a listing of small capitalization stocks that are selected using the same methodology that is used for the Stock Fund to rank them according to relative attractiveness. These rankings are refined by additional screens focusing on earnings growth and relative price strength. This computer model is complemented with the adviser's fundamental analysis to produce a list of securities from which the adviser will select what it believes to be especially attractive issues.

The relative price action of each small capitalization stock is monitored, and price momentum is followed to determine when the value of a security is beginning to be recognized by the market.

In addition, the Fund may borrow money, lend portfolio securities, invest in restricted and illiquid securities, repurchase agreements, securities of other investment companies, and engage in when-issued and delayed delivery transactions. The Fund may also invest in put and call options, futures, and options on futures, for hedging purposes. See "Portfolio Investments and Strategies" for a discussion of these investments as well as the potential risks related to small capitalization stocks. The Fund's investments in real estate investment trusts may be subject to risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, increases in interest rates, and other factors discussed under this heading in the Statement of Additional Information.


INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money," "Diversification," and "Restricted and Illiquid Securities."



PORTFOLIO INVESTMENTS AND STRATEGIES
--------------------------------------------------------------------------------

BORROWING MONEY

The Funds will not borrow money directly or through reverse repurchase agreements (arrangements in which a Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, a Fund may borrow money up to one-third of the value of its total assets and pledge up to 10% (in the case of the U.S. Treasury Money Market Fund and Prime Money Market Fund) or 15% (in the case of the Bond Fund, Stock Fund, and Small Capitalization Fund) of the value of those assets to secure such borrowings. This policy cannot be changed without the approval of holders of a majority of a Fund's shares.

DIVERSIFICATION

With respect to 75% of the value of total assets, the Prime Money Market Fund, Bond Fund, Stock Fund, and Small Capitalization Fund will not invest more than 5% in securities of any one issuer other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by U.S. government securities. The Funds will not acquire more than 10% of the outstanding voting securities of any one issuer. This policy cannot be changed without the approval of holders of a majority of a Fund's shares.

RESTRICTED AND ILLIQUID SECURITIES

The Prime Money Market Fund, Bond Fund, Stock Fund, and Small Capitalization Fund may invest in restricted securities. The U.S. Treasury Fund will not invest in restricted securities. Restricted securities are any securities in which a Fund may invest pursuant to its investment objective and policies but which are subject to restriction on resale under federal securities law. The Bond Fund, Stock Fund, and Small Capitalization Fund will limit investments in illiquid securities (including certain restricted securities not determined by the Trustees to be liquid, nonnegotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice) to 15% of their net assets. The U.S. Treasury Money Market Fund and Prime Money Market Fund will limit investments in illiquid securities to 10% of their respective net assets.

A Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as one of these Funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Funds believe that Section 4(2) commercial paper and certain other restricted securities, which meet the criteria for liquidity established by the Trustees, are quite liquid. Therefore, the Funds intend to treat these securities as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because these securities are liquid, the Funds will not subject such securities to the limitation otherwise applicable to restricted securities.



REPURCHASE AGREEMENTS


The securities in which each Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to a Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from a Fund, that Fund could receive less than the repurchase price on any sale of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Funds' adviser to be creditworthy pursuant to guidelines established by the Trustees.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS


The Funds may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time. The sellers' failure to complete the transaction may cause a Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.


A Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, a Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. A Fund may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, each Fund may lend portfolio securities on a short-term or long-term basis, or both, up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. A Fund will only enter into loan arrangements with broker/ dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned. This policy cannot be changed without the approval of holders of a majority of a Fund's shares.

There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

CONVERTIBLE SECURITIES

The Stock Fund and the Small Capitalization Fund may invest in convertible securities rated, at the time of purchase, BBB or better by S&P, Moody's, or Fitch, or, if unrated, of comparable quality as determined by the Fund's adviser. (If a security's rating is reduced below the required minimum after a Fund has purchased it, the Fund is not required to sell the security, but may consider doing so.) Convertible securities are fixed-income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible bonds, convertible preferred stock or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of different investment strategies.

Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed-income securities until they have been converted but also react to movements in the underlying equity securities. The prices of fixed-income securities fluctuate inversely to the direction of interest rates. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock.

U.S. GOVERNMENT SECURITIES

The U.S. government securities in which the Prime Money Market Fund, Bond Fund, Stock Fund, and Small Capitalization Fund may invest include: direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds), and obligations issued by U.S. government agencies or instrumentalities, including securities that are supported by the full faith and credit of the United States (such as Government National Mortgage Association certificates); securities that are supported by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks); and securities that are supported by the credit of the instrumentality (such as Federal National Mortgage Association and Federal Home Loan Mortgage Corporation bonds).

EQUITY INVESTMENT CONSIDERATIONS AND RISK FACTORS

With respect to the Stock Fund and Small Capitalization Fund, as with other mutual funds that invest primarily in equity securities, the Funds are subject to market risks. Since equity markets tend to be cyclical, the possibility exists that the value of common stocks could decline over short or even extended periods of time.

With respect to the Small Capitalization Fund, because the Fund invests primarily in small capitalization stocks, there are some additional risk factors associated with investments in this Fund. Small capitalization stocks have historically been more volatile in price than larger capitalization stocks, such as those included in the Standard & Poor's 500 Index. This is because, among other things, smaller companies have a lower degree of liquidity in the equity market and tend to have a greater sensitivity to changing economic conditions. Further, in addition to exhibiting greater volatility, these stocks may, to some degree, fluctuate independently of the stocks of large companies. That is, the stocks of small capitalization companies may decline in price as the price of large company stocks rises or vice versa. Therefore, investors should expect that there will be periods of time when the Fund will exhibit greater volatility than broad stock market indices such as the Standard & Poor's 500 Index.

PUT AND CALL OPTIONS

The Bond Fund, Stock Fund, and Small Capitalization Fund may purchase put options on portfolio securities. A put option gives a Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. These options will be used as a hedge to attempt to protect securities which a Fund holds against decreases in value. These Funds may also write covered call options on all or any portion of their portfolio to generate income. As a writer of a call option, a Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. A Fund will write call options on securities either held in its portfolio, or which it has the right to obtain without payment of further consideration, or for which it has segregated cash or U.S. government securities in the amount of any additional consideration. The Funds may also purchase call options which give the Funds the ability to purchase portfolio securities in the future at a price specified in the call option.

A Fund may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by a Fund are not traded on an exchange. A Fund purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or savings associations) deemed creditworthy by the investment adviser.


Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not.

FUTURES AND OPTIONS ON FUTURES

The Bond Fund, Stock Fund, and Small Capitalization Fund may purchase and sell futures contracts to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions. Futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.

Stock index futures contracts are based on indexes that reflect the market value of common stock of the firms included in the indexes. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. The Bond Fund, Stock Fund, and Small Capitalization Fund may also write call options and purchase put options on futures contracts as a hedge to attempt to protect their portfolio securities against decreases in value. When a Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, a Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.


The Bond Fund, Stock Fund and Small Capitalization Fund may purchase call options on futures contracts as hedges against rising purchase prices of portfolio securities. These Funds will use these transactions to attempt to protect their ability to purchase portfolio securities in the future at price levels existing at the time they enter into the transactions. As a purchaser of a call option on a futures contract, these Funds are entitled (but not obligated) to purchase a futures contract at a fixed price at any time during the life of the option.


The Bond Fund, Stock Fund, and Small Capitalization Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on a Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of a Fund's total assets. When a Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contracts are unleveraged. When a Fund sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.

RISKS. When a Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in that Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the investment adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, a Fund may lose money on the futures contract or option.

It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. A Fund's ability to establish and close out futures and options positions depends on this secondary market.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES


The Funds may invest in the securities of other investment companies, but will not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of total assets in any one investment company, or invest more than 10% of total assets in investment companies in general unless permitted to do so by order of the Securities and Exchange Commission. The U.S. Treasury Money Market Fund and Prime Money Market Fund may only invest in the securities of other investment companies that are money market funds having investment objectives and policies similar to their own. The Funds will invest in other investment companies primarily for the purpose of investing short-term cash which has not yet been invested in other portfolio instruments. Shareholders should realize that when a Fund invests in other investment companies, certain Fund expenses, such as advisory fees, custodian fees and administrative fees, may be duplicated. These limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets.

DEMAND MASTER NOTES

The Prime Money Market Fund, Bond Fund, Stock Fund, and Small Capitalization Fund may invest in variable amount demand master notes. Demand notes are short-term borrowing arrangements between a corporation or government agency and an institutional lender (such as a Fund) payable upon demand by either party. The notice period for demand typically ranges from one to seven days, and the party may demand full or partial payment. Many master notes give a Fund the option of increasing or decreasing the principal amount of the master note on a daily or weekly basis within certain limits. Demand master notes usually provide for floating or variable rates of interest.


FOREIGN INVESTMENTS

ADRs, ECDs, ETDs, Yankee CDs, Canadian Commercial Paper, Europaper, and foreign debt obligations are subject to somewhat different risks than corresponding securities of domestic issuers. Examples of these risks include international, economic and political developments, foreign governmental restrictions that may adversely affect the payment of dividends, principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuer, and the possible impact of interruptions in the flow of international currency transactions. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, and recordkeeping, and the public availability of information. These factors will be carefully considered by the investment adviser in selecting investments for a Fund.

TEMPORARY INVESTMENTS

The Bond Fund, Stock Fund, and Small Capitalization Fund may invest temporarily in cash and cash items during times of unusual market conditions for defensive purposes (up to 100% of a Fund's respective total assets) and to maintain liquidity (up to 35% of a Fund's respective total assets). Cash items may include short-term obligations such as obligations of the U.S. government or its agencies or instrumentalities and repurchase agreements.

RIMCO MONUMENT FUNDS INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF RIMCO MONUMENT FUNDS

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees (the "Trustees"). The Trustees are responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Trustees' responsibilities between meetings of the Board.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Trust are made by RIMCO, the Trust's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for each Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the assets of each Fund.


     ADVISORY FEES. The Adviser receives an annual investment advisory fee at annual rates equal to percentages of the relevant Fund's average net assets as follows: Prime Money Market Fund and U.S. Treasury Money Market Fund--.50%; Bond Fund and Stock Fund--.75%; and Small Capitalization Fund--.80%. The fee paid by Bond Fund, Stock Fund, and Small Capitalization Fund, while higher than the advisory fee paid by other mutual funds in general, is comparable to fees paid by other mutual funds with similar investment objectives and policies. The investment advisory contract provides for the voluntary waiver of expenses by the Adviser from time to time. The Adviser can terminate this voluntary waiver of expenses at any time with respect to a Fund at its sole discretion.




     ADVISER'S BACKGROUND. RIMCO is a subsidiary of Riggs Bank, which is a subsidiary of Riggs National Corporation, a bank holding company. RIMCO has advised the RIMCO Monument Funds since September 1991, and as of April 30, 1996, provides investment advice for assets approximating $3.0 billion. RIMCO has a varied client base of over 30 other relationships including corporate, union and public pension plans, foundations, endowments and associations. As part of its regular banking operations, Riggs Bank may make loans to public companies. Thus, it may be possible, from time to time, for a Fund to hold or acquire the securities of issuers which are also lending clients of Riggs Bank. The lending relationship will not be a factor in the selection of securities.


     Philip D. Tasho is the Chief Executive Officer and Chief Investment Officer of RIMCO and served as the manager of the RIMCO Monument Stock Fund from its inception through June, 1994. Most recently, Mr. Tasho was a Vice President at Shawmut Investment Advisers in Boston, MA from 1994 to 1995. Prior to that, Mr. Tasho served as a Managing Director of RIMCO and was a member of the senior management committee from 1990 to 1994. He also served as a Senior Portfolio Manager for the Sovran Bank in Bethesda and as Director of Research for the same bank at its Richmond head office. He started his career as a Trust Investment Officer for the First American Bank in Washington. Mr. Tasho earned a B.A. in Russian from Grinnel College and an M.B.A. in Finance and Investments from George Washington University. He holds a CFA from the Institute of Chartered Financial Analysts. Mr. Tasho assumed portfolio management responsibility of the RIMCO Monument Stock and Small Capitalization Equity Funds in November, 1995.



     Brian T. Shevlin is a Director of RIMCO and is responsible for fixed income strategy and management. Mr. Shevlin has fifteen years of diverse investment experience which includes institutional portfolio management positions with NCNB Texas Asset Management in Dallas, TX, Dewey Square Investors in Boston, MA and HT Investors, a subsidiary of Dewey Square. Prior to joining RIMCO, he served as Managing Director of 21st Century Investment Advisors. He also brings additional asset/liability management experience from positions with the Student Loan Marketing Association and Hospital Trust National Bank. Mr. Shevlin earned a B.S. degree in Finance from Providence College, Providence, RI. He assumed portfolio management responsibility of the RIMCO Bond Fund in September, 1996.


DISTRIBUTION OF SHARES OF THE FUNDS

Federated Securities Corp. is the principal distributor for shares of the Funds. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.


DISTRIBUTION PLAN. Pursuant to the provisions of the distribution plan adopted in accordance with the Investment Company Act Rule 12b-1 (the "Plan"), the Class B Shares of the Prime Money Market Fund may pay to the distributor an amount computed at an annual rate of .50% of the average daily net asset value of the Class B Shares to finance any activity which is principally intended to result in the sale of Class B Shares.



The Prime Money Market Fund offers two classes of shares for sale: Class A Shares and Class B Shares. The classes of shares represent interests in one common investment portfolio but differ in that Class B Shares are subject to distribution expenses paid by Class B Shares of the Fund pursuant to the Plan, while Class A Shares will not be subject to such a Plan, and will not incur such distribution expenses. Class B Shares are sold to certain investors who receive administrative services from financial intermediaries, such as retirement plan recordkeepers and broker/dealers ("brokers"). Class B Shares are also available to retail and institutional investors in connection with an Asset Management Program for automatic investment. Riggs Bank provides administrative services in connection with the Asset Management Program.

The distributor may from time to time and for such periods as its deems appropriate, voluntarily reduce its compensation under the Plan to the extent the expenses attributable to the Class B Shares exceed such lower expense limitation as the distributor may, by notice of the Trust, voluntarily declare to be effective. The distributor currently intends to limit its compensation to
 .25% of average daily net assets.

Under the Plan, the distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and brokers to provide sales and/or administrative services as agents for their clients or customers who beneficially own Class B Shares of the Prime Money Market Fund.

Payments under the Plan will be used to compensate these financial institutions, including Riggs Bank, and other parties providing administrative services to Class B Investors, for administrative services provided in connection with the Plan, which may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities and various personnel, including clerical, supervisory, and computer as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and the automatic investments of client account cash balances; maintaining and distributing prospectuses and shareholder reports; answering routine client inquiries regarding Class B Shares; assisting clients in changing account designations, and addresses, and providing such other services as the investors in Class B Shares of the Prime Money Market Fund reasonably request.

The Plan is a compensation type plan. As such, the Class B Shares of the Prime Money Market Fund make no payments to the distributor except as described above. Therefore, the Class B Shares of the Prime Money Market Fund do not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Class B Shares of the Prime Money Market Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Class B Shares of the Prime Money Market Fund under the Plan.

The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or savings association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the administrative capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the services.


ADMINISTRATION OF THE FUNDS

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides the Funds with certain administrative personnel and services necessary to operate each Fund. Such services include shareholder servicing and certain legal and accounting services. Federated Administrative Services provides these at an annual rate as specified below:


     MAXIMUM                 AVERAGE AGGREGATE DAILY
ADMINISTRATIVE FEE           NET ASSETS OF THE TRUST
------------------     ------------------------------------
   .150%                    on the first $250 million
   .125%                     on the next $250 million
   .100%                     on the next $250 million
   .075%               on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $50,000 per Fund. Federated Administrative Services may voluntarily reimburse a portion of its fee.

CUSTODIAN. Riggs Bank, Washington, D.C., is custodian for the securities and cash of the Funds. Under the Custodian Agreement, Riggs Bank holds the Funds' portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties.

NET ASSET VALUE
--------------------------------------------------------------------------------

With respect to the U.S. Treasury Money Market Fund and Prime Money Market Fund, each Fund attempts to stabilize the net asset value of its shares at $1.00 by valuing its portfolio securities using the amortized cost method. The net asset value per share of each class is determined by adding the interest of a class of shares in the value of all securities and other assets of a Fund, subtracting the liabilities of the Fund attributable to that class of shares, and dividing the remainder by the number of shares outstanding within that class. Of course, the U.S. Treasury Money Market Fund and Prime Money Market Fund cannot guarantee that their net asset value will always remain at $1.00 per share.

With respect to the Bond Fund, Stock Fund, and Small Capitalization Fund, net asset value per share fluctuates and is determined by dividing the sum of the market value of all securities and other assets, less liabilities, by the number of shares outstanding.


On Monday through Friday, the U.S. Treasury Money Market Fund and Prime Money Market Fund calculate net asset value at 12:00 noon (Washington, D.C. time) and 4:00 p.m. (Washington, D.C. time), while the Bond Fund, Stock Fund, and Small Capitalization Fund calculate net asset value at the close of trading on the New York Stock Exchange, normally 4:00 p.m. (Washington, D.C. time), except on: (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares of a Fund are tendered for redemption and no orders to purchase shares are received; and (iii) on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.



INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

SHARE PURCHASES

Shares of the Funds are sold on days on which both the New York Stock Exchange and the Federal Reserve Wire system are open for business. Shares of the Funds may be purchased through Riggs Bank or through authorized broker/dealers. In connection with the sale of shares of the Funds, the distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Funds reserve the right to reject any purchase request and will not accept any purchase request without having first received a completed account application.

THROUGH RIGGS BANK. An investor may write to or call Riggs Bank at the number on the front page of this prospectus to place an order to purchase shares of a Fund. Representatives are available from 8:00 a.m. to 5:00 p.m. (Washington, D.C. time). Payment may be made either by mail or federal funds or by debiting a customer's account at Riggs Bank. With respect to U.S. Treasury Money Market Fund and Prime Money Market Fund, purchase orders must be received by Riggs Bank before 11:00 a.m. (Washington, D.C. time). Payment is normally required on the same business day. With respect to Bond Fund, Stock Fund, and Small Capitalization Fund, purchase orders must be received by Riggs Bank before 4:00 p.m. (Washington, D.C. time). Payment is normally required on the next business day. Texas residents must purchase shares through Federated Securities Corp. at 1-800-356-2805.

Payment for shares of a Fund may be made by check or by wire.

BY MAIL. To purchase shares of a Fund by mail, send a check made payable to "RIMCO Monument Funds" (include name of Fund and, if applicable, "Class A" or "Class B" Shares) to Riggs Bank N.A., P.O. Box 96656, Washington, D.C. 20090-6656. Orders by mail are considered received after payment by check is converted by Riggs Bank into federal funds. This is normally the next business day after Riggs Bank receives the check.

BY WIRE. To purchase shares of a Fund by wire, call the number on the front page of this prospectus.

With respect to U.S. Treasury Money Market Fund and Prime Money Market Fund, payment by wire must be received by Riggs Bank before 12:30 p.m. (Washington, D.C. time) on the same day as the order is placed to earn dividends for that day. With respect to Bond Fund, Stock Fund, and Small Capitalization Fund, payment by wire must be received by Riggs Bank before 3:00 p.m. (Washington, D.C. time) on the next business day after placing the order. Shares of the Funds cannot be purchased by Federal Reserve Wire on Columbus Day, Veterans' Day or Martin Luther King Day.

THROUGH AUTHORIZED BROKER/DEALERS. An investor may place an order through authorized brokers and dealers to purchase shares of a Fund. Shares will be purchased at the public offering price next determined after the Fund receives the purchase request from Riggs Bank. Purchase requests through authorized brokers and dealers must be received by Riggs Bank and transmitted to the Fund before 3:00 p.m. (Washington, D.C. time) in order for shares to be purchased at that day's public offering price.



THROUGH THE ASSET MANAGEMENT PROGRAM. Cash accumulations in demand deposit accounts with Riggs Bank may be automatically invested in the Class B Shares of Prime Money Market Fund when the demand deposit account reaches a dollar amount predetermined by Riggs Bank and its customer.


Prospective investors in the Asset Management Program should refer to the Asset Management Service Agreement that will need to be established between the investor and Riggs Bank for details regarding the services, fees, restrictions, and limitations related to the Asset Management Program. This prospectus should, therefore, be read together with the Asset Management Service Agreement. Shareholders may apply for participation in this program through Riggs Bank.


MINIMUM INVESTMENT REQUIRED


With the exception of the Class B Shares of the Prime Money Market Fund, the minimum initial investment in each Fund is $500, except for an Individual Retirement Account ("IRA") which requires a minimum initial investment of $250. Subsequent investments must be in amounts of at least $100, except for an IRA, which must be in amounts of at least $50. An investor's minimum investment will be calculated by combining all mutual fund accounts it maintains in the RIMCO Funds. The minimum investment requirements described above are not applicable to Class B Shares of the Prime Money Market Fund, for which the minimum investment requirement, if any, would be specified in the Asset Management Service Agreement.


The minimum investment required may be waived for purchases by employees or retirees of the Riggs National Corporation and/or its subsidiaries, and their spouses and children under the age of 21. The minimum investment may also be waived for investors participating in a payroll deduction program.


WHAT SHARES COST

Shares of the U.S. Treasury Money Market Fund and the Prime Money Market Fund are sold at their net asset value next determined after an order is received. There is no sales charge imposed by these Funds.


Shares of the Stock Fund and Small Capitalization Fund are sold at their public offering price based on their net asset value per share next determined after an order is received, plus a sales charge as follows (unless the investor qualifies for a reduction or waiver as described under "Sales Charge Reductions and Waivers," below):

                                                             SALES CHARGE        SALES CHARGE
                                                            AS A PERCENTAGE     AS A PERCENTAGE
                                                               OF PUBLIC            OF NET
                  AMOUNT OF TRANSACTION                        OFFERING         AMOUNT INVESTED
---------------------------------------------------------   ---------------     ---------------
Less than $50,000                                                 5.75%               6.10%
---------------------------------------------------------
$50,000 but less than $100,000                                    4.50                4.71
---------------------------------------------------------
$100,000 but less than $250,000                                   3.50                3.63
---------------------------------------------------------
$250,000 but less than $500,000                                   2.50                2.56
---------------------------------------------------------
$500,000 but less than $1 million                                 2.00                2.04
---------------------------------------------------------
$1 million or more                                                   0                   0
---------------------------------------------------------

Shares of the Bond Fund are sold at their public offering price based on their net asset value per share next determined after an order is received, plus a sales charge as follows:

                                                             SALES CHARGE        SALES CHARGE
                                                            AS A PERCENTAGE     AS A PERCENTAGE
                                                               OF PUBLIC            OF NET
                  AMOUNT OF TRANSACTION                        OFFERING         AMOUNT INVESTED
---------------------------------------------------------   ---------------     ---------------
Less than $50,000                                                 4.75%               4.99%
---------------------------------------------------------
$50,000 but less than $100,000                                    4.50                4.71
---------------------------------------------------------
$100,000 but less than $250,000                                   3.50                3.63
---------------------------------------------------------
$250,000 but less than $500,000                                   2.50                2.56
---------------------------------------------------------
$500,000 but less than $1 million                                 2.00                2.04
---------------------------------------------------------
$1 million or more                                                   0                   0
---------------------------------------------------------


DEALER CONCESSION. A dealer or Riggs Bank may receive up to 100% of the applicable sales charge on the Bond Fund, Stock Fund, and Small Capitalization Fund. Any portion of the sales charge which is not paid to Riggs Bank or a dealer will be retained by the distributor. If accepted by Riggs Bank or a dealer, such payments will be predicated upon the amount of Fund shares sold. Such payments may take the form of cash or promotional incentives, such as payment of certain expenses of qualified employees and their spouses to attend informational meetings about the Funds or other special events at recreational facilities, or items of material value. In some instances, these incentives will be made available only to dealers whose employees have sold or may sell significant amounts of shares.

OTHER PAYMENTS TO FINANCIAL INSTITUTIONS. The distributor, the Adviser, or their affiliates may also offer to pay a fee from their own assets to financial institutions as financial assistance for providing substantial marketing and sales support. The support may include initiating customer accounts, providing sales literature, or participating in sales, educational and training seminars (including those held at recreational facilities). Such assistance will be predicated upon the amount of shares the financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Adviser or its affiliates.

SALES CHARGE REDUCTIONS

REDUCING THE SALES CHARGE.  The sales charge can be reduced through:

     - quantity discounts and accumulated purchases;

     - signing a 13-month letter of intent; or

     - concurrent purchases.

QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES. As shown in the table above, larger purchases of the Bond Fund, Stock Fund, and Small Capitalization Fund reduce the sales charge paid. Reductions in sales charges apply to same day purchases by members of a family unit consisting of husband, wife and children under the age of 21, purchasing securities for their own account or a trustee or other fiduciary purchasing for a single fiduciary account or single trust estate.

The right to accumulate purchases allows the investor to combine the amount being invested in shares of the Bond Fund, Stock Fund, or Small Capitalization Fund with the aggregate net asset value of the shares owned in these Funds to determine reduced sales charges in accordance with the above sales charge schedule. For example, if a shareholder already owns shares of the Stock Fund having a current value at the public offering price of $40,000 and he purchases $10,000 more at the current public offering price, the sales charge on only the additional purchase according to the schedule now in effect would be 4.50%, not 5.75%. If the shareholder wants to receive the benefit of the reduced sales charge on the entire $50,000 purchase, the shareholder should sign a letter of intent. To obtain the discount, the investor must provide the distributor or Riggs Bank with sufficient information at the time of purchase to permit verification that the purchase qualifies for a reduced sales charge and confirmation of the purchase is subject to such verification.

LETTER OF INTENT. If a shareholder intends to purchase at least $50,000 of shares in the Bond Fund, Stock Fund, or Small Capitalization Fund over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the Fund's custodian to hold up to 5.75% (4.75% with respect to the Bond Fund) of the total amount intended to be purchased in escrow (in shares of that Fund) until such purchase is completed.

The amount held in escrow will be applied to the shareholder's account at the end of the 13-month period unless the amount specified in the letter of intent is not purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to pay the difference in the sales charge applicable to the purchases made and the charges previously paid.

This letter of intent will not obligate the shareholder to purchase shares, but if the shareholder does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in the Bond Fund, Stock Fund, or Small Capitalization Fund will be aggregated to provide a purchase credit toward fulfillment of the letter of intent. Prior trade prices will not be adjusted.

CONCURRENT PURCHASES. For purposes of qualifying for a sales charge reduction, a shareholder has the privilege of combining concurrent purchases in the Bond Fund, Stock Fund, and the Small Capitalization Fund, the purchase price of which includes a sales charge. For example, if a shareholder concurrently invested $30,000 in the Bond Fund, $10,000 in the Stock Fund, and $10,000 in the Small Capitalization Fund.

Amounts currently invested would be aggregated to determine the reduced sales charge in accordance with the above sales charge schedule. To obtain the discount, the investor or his financial institution must notify the distributor or Riggs Bank in writing at the time of the concurrent purchase to permit confirmation.

SALES CHARGE WAIVERS


PURCHASES AT NET ASSET VALUE. Shares of the Bond Fund, Stock Fund, and Small Capitalization Fund may be purchased at net asset value, without a sales charge: by or through the Trust Division or the Private Banking Division of Riggs Bank; by directors, employees, and retired employees of the Funds, Riggs National Corporation and/or its subsidiaries, or Federated Securities Corp., or their affiliates, and their spouses and children under the age of 21; by, in each case, for their own account, any bank or any investment dealer that has a sales agreement with Federated Securities Corp. with regard to the Bond Fund, Stock Fund, and Small Capitalization Fund; by anyone purchasing Shares with funds of a qualified plan currently held in custody by Riggs Bank; or by a registered investment adviser that has entered into a written agreement with RIMCO, or is purchasing through an entity that has a written agreement with RIMCO, and, in each case, is purchasing on behalf of its clients. In addition, no sales charge will be imposed on shares purchased through a wrap account or no transaction fee program if the sponsor of the wrap account or no transaction fee program has entered into a written agreement with RIMCO.


PURCHASES WITH PROCEEDS FROM REDEMPTIONS OF UNAFFILIATED MUTUAL FUND SHARES.
 Investors may purchase shares of the Bond Fund, Stock Fund, and Small Capitalization Fund at net asset value, without a sales charge, with the proceeds from the redemption of shares of a mutual fund which was sold with a sales charge or commission. The purchase must be made within 60 days of the redemption, and the distributor must be notified by the investor in writing, or by his financial institution, at the time the purchase is made. This offer is not available for the redemption of mutual fund shares that were or would be subject to a contingent deferred sales charge upon redemption.


REINVESTMENT PRIVILEGE. If shares in the Bond Fund, Stock Fund, or Small Capitalization Fund have been redeemed, the shareholder has a one-time right, within 30 days of redemption, to reinvest the redemption proceeds in one of these funds at the next-determined net asset value without any sales charge. Riggs Bank or the distributor must be notified in writing by the shareholder or by his financial institution of the reinvestment within 30 days after the effective date of the redemption. If the shareholder redeems his shares in a Fund, there may be tax consequences.


SYSTEMATIC INVESTMENT PROGRAM

Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $50. Under this program, funds may be automatically withdrawn on a periodic schedule from the shareholder's checking or savings account or an account in one of the RIMCO Monument Funds and invested in Fund shares at the net asset value next determined after an order is received plus the applicable sales charge. Shareholders may apply for participation in this program through Riggs Bank or an authorized broker or dealer.


Due to the nature of the Asset Management Program, systematic investment privileges are unavailable to participants in that program.


RETIREMENT PLANS

Shares of the Funds can be purchased as an investment for retirement plans or for IRA accounts. For further details, contact Riggs Bank and consult a tax adviser.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder of record. Share certificates are not issued unless requested by contacting Riggs Bank in writing.

With respect to the U.S. Treasury Money Market Fund and Prime Money Market Fund, shareholders will receive monthly statements showing all account activity for the statement period which will serve as the confirmation of all reported account activity. With respect to the Bond Fund, Stock Fund, and Small Capitalization Fund, detailed confirmations of each purchase or redemption are sent to each shareholder. In addition, shareholders will receive monthly statements showing all account activity for the statement period.

DIVIDENDS

With respect to the U.S. Treasury Money Market Fund, Prime Money Market Fund, and Bond Fund, dividends are declared daily and paid monthly. Unless shareholders request cash payments by so indicating on the account application or by writing to one of these Funds, dividends are automatically reinvested in additional shares of the respective Fund on payment dates at net asset value on the ex-dividend date without a sales charge.

With respect to the Stock Fund and Small Capitalization Fund, dividends are declared and paid quarterly. Unless cash payments are requested by shareholders in writing to the appropriate Fund or by indication on the account application, dividends are automatically reinvested in additional shares of the Fund on payment dates at the ex-dividend date net asset value without a sales charge.

CAPITAL GAINS

Capital gains realized by a Fund, if any, will be distributed at least once every 12 months.


EXCHANGES
--------------------------------------------------------------------------------

A shareholder may generally exchange shares of one Fund for shares of any of the other Funds in the Trust by calling the number on the front page of this prospectus, or by writing to Riggs Bank. Shares purchased by check are eligible for exchange after seven days.

Orders to exchange shares of one Fund for shares of any of the other Funds will be executed by redeeming the shares owned and purchasing shares of any of the other Funds at the net asset value determined after the exchange request is received. Orders for exchanges received by a Fund prior to 4:00 p.m. (Washington, D.C. time) on any day that Fund is open for business will be executed as of the close of business that day. Orders for exchanges received after 4:00 p.m. (Washington, D.C. time) on any business day will be executed at the close of the next business day.

An authorization form permitting a Fund to accept telephone exchange requests must first be completed. It is recommended that investors request this privilege on the account application at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through Riggs Bank. Telephone exchange instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Shares of Funds with a sales charge may be exchanged at net asset value for shares of other Funds with an equal sales charge or no sales charge. Shares of Funds with a sales charge may be exchanged for shares of Funds with a higher sales charge at net asset value, plus the additional sales charge. Shares of Funds with no sales charge, whether acquired by direct purchase, reinvestment of dividends on such shares, or otherwise, may be exchanged for shares of Funds with a sales charge at net asset value, plus the applicable sales charge. When an exchange is made from a fund with a sales charge to a fund with no sales charge, the shares exchanged and additional shares which have been purchased by reinvesting dividends or capital gains on such shares retain the character of the exchanged shares for purposes of exercising further exchange privileges.

An excessive number of exchanges may be disadvantageous to the Trust. Therefore, the Trust, in addition to its right to reject any exchange, reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination.

An exchange order must comply with the requirements for a redemption and must specify the dollar value or number of shares to be exchanged. Exchanges are subject to the minimum initial investment requirement of the Fund being acquired. An exchange constitutes a sale for federal income tax purposes.


Due to the nature of the Asset Management Program, exchange privileges are unavailable to participants in that program.



SYSTEMATIC EXCHANGE PROGRAM



Shareholders who desire to automatically exchange shares of a predetermined amount on a monthly, quarterly or annual basis may take advantage of a systematic exchange privilege. The minimum amount that may be exchanged is $50. This privilege is not available to shareholders of Class B Shares of Prime Money Market Fund. Shareholders interested in participating in this program should contact RIMCO Shareholder Services for more information.


REDEEMING SHARES
--------------------------------------------------------------------------------

Each Fund redeems shares at their net asset value next determined after Riggs Bank receives the redemption request.

Redemptions will be made on days on which both the New York Stock Exchange and Federal Reserve Wire system are open for business. Telephone or written requests for redemption must be received in proper form by Riggs Bank.


ASSET MANAGEMENT PROGRAM. Clients of Riggs Bank who have executed an Asset Management Service Agreement should refer to the Agreement for information about redeeming Class B Shares of Prime Money Market Fund purchased through that program.


BY TELEPHONE. A shareholder may redeem shares of a Fund by calling the number on the front page of this prospectus. Shares will be redeemed at the net asset value next determined after a Fund receives the redemption request from Riggs Bank. Although Riggs Bank does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000, or in excess of one per month.

With respect to the U.S. Treasury Money Market Fund and Prime Money Market Fund, redemption requests received before 11:00 a.m. (Washington, D.C. time) will be wired the same day, but will not be entitled to that day's dividend. Riggs Bank is responsible for promptly submitting redemption requests and providing proper written redemption instructions to a Fund. If, at any time, a Fund should determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified. With respect to the Bond Fund, Stock Fund, and Small Capitalization Fund, a redemption request must be received by Riggs Bank before 4:00 p.m. (Washington D.C. time) in order for shares to be redeemed at that day's net asset value.

An authorization form permitting a Fund to accept telephone redemption requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through Riggs Bank. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as by mail, should be considered.

BY MAIL. Shareholders may redeem shares of a Fund by sending a written request to Riggs Bank N.A., P.O. Box 96656, Washington, D.C. 20090-6656. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested, and should be signed by each registered owner exactly as the shares are registered. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request to Riggs Bank.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with a Fund, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

     - a trust company or commercial bank whose deposits are insured by BIF, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

     - a member of the New York, American, Midwest, or Pacific Stock Exchange;

     - a savings bank or savings association whose deposits are insured by SAIF, which is administered by the FDIC; or

     - any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Funds do not accept signatures guaranteed by a notary public.

The Trust and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed to the shareholder within one business day, but in no event more than seven days, after receipt of a proper redemption request by mail or by wire. Upon shareholder request, the proceeds may be credited to an account at Riggs Bank.


CHECKWRITING. Shareholders of U.S. Treasury Money Market Fund and Class A Shareholders of Prime Money Market Fund with a minimum balance of $5,000 can redeem shares by writing a check in the amount of at least $100. Shareholders must complete the checkwriting section of the account application or complete a subsequent checkwriting application form which can be obtained from Riggs Bank. The Fund will then provide checks. Checks cannot be used to close a shareholder's account. Checkwriting is not permitted with respect to shares held in IRA accounts. For further information, contact RIMCO Shareholder Services.


SYSTEMATIC WITHDRAWAL PROGRAM

Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Once a Fund account has been opened, shareholders may withdraw from their investment on a regular basis in a minimum amount of $50. Under this program, Fund shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. In addition, shareholders may make arrangements to have amounts systematically withdrawn from their accounts in the Money Market Funds and automatically invested in shares of one of the other RIMCO Monument Funds. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Fund shares, and the fluctuation of the net asset value of Fund shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through Riggs Bank or an authorized broker or dealer. Due to the fact that shares of the Bond Fund, Stock Fund, and Small Capitalization Fund are sold with a sales charge, it is not advisable for shareholders of these Funds to be purchasing shares while participating in this program.


Due to the nature of the Asset Management Program, systematic withdrawal privileges are not available to participants in that program.


ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $1,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement. The required minimum value may be waived for employees or retirees of the Riggs National Corporation and/or its subsidiaries, employees of any broker/dealer operating on the premises of Riggs Bank, and their spouses and children under 21.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS


Each share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each Fund in the Trust have equal voting rights, except that in matters affecting only a particular Fund or class only shareholders of that Fund or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the operation of the Trust or a Fund and for the election of Trustees under certain circumstances. As of June 4, 1997, Riggs Bank may for certain purposes be deemed to control the Funds because it is owner of record of certain shares of the Funds. As of the same date, the Bank of New York may for certain purposes also be deemed to control U.S. Treasury Money Market Fund because it is owner of record of certain shares of the Fund.


Trustees may be removed by the trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the trustees upon the Written request of shareholders owning at least 10% of the trust's outstanding shares.

EFFECT OF BANKING LAWS
--------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers. Riggs Bank, its parent, Riggs National Corporation, and Riggs affiliates are broadly subject to these requirements.

Riggs Bank believes that it and its affiliates may perform those services for the Trust contemplated by those agreements entered into between them and the Trust without violating the laws or regulations referred to above. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent these entities from continuing to perform all or a part of the above services. If this happens, the Trustees would consider alternative means of continuing available services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.


TAX INFORMATION

--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Funds anticipate that they will pay no federal income tax because each Fund expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by a Fund will not be combined for tax purposes with those realized by any of the other Funds.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time the Bond Fund, the Stock Fund, and the Small Capitalization Fund may advertise total return and all of the Funds may advertise yield. The U.S. Treasury Money Market Fund and Prime Money Market Fund may also advertise effective yield.

Total return represents the change, over a specified period of time, in the value of an investment in a Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yields of the U.S. Treasury Money Market Fund and Prime Money Market Fund represent the annualized rate of income earned on an investment in a Fund over a seven-day period. It is the annualized dividends earned during the period on the investment, shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but, when annualized, the income earned on an investment in a Fund is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.


With respect to the Prime Money Market Fund, yield and effective yield will be calculated separately for the Class A Shares and Class B Shares. Expense differences between Class A and Class B Shares may affect the performance of each class.

The yields of the Bond Fund, Stock Fund, and Small Capitalization Fund are calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

From time to time, advertisements for the Funds may refer to ratings, rankings, and other information in certain financial publications and/or compare the Funds' performance to certain indices.


ADDRESSES
--------------------------------------------------------------------------------

RIMCO Monument U.S. Treasury Money Market Fund
RIMCO Monument Prime Money Market Fund
  Class A Shares
  Class B Shares
RIMCO Monument Bond Fund
RIMCO Monument Stock Fund
RIMCO Monument Small Capitalization Equity Fund                  Federated Investors Tower
                                                                 Pittsburgh, Pennsylvania 15222-3779
----------------------------------------------------------------------------------------------------

Distributor
                   Federated Securities Corp.                    Federated Investors Tower
                                                                 Pittsburgh, Pennsylvania 15222-3779
----------------------------------------------------------------------------------------------------

Investment Adviser
                   Riggs Investment Management Corp.             808 17th Street N.W.
                                                                 Washington, D.C. 20006-3950
----------------------------------------------------------------------------------------------------

Custodian
                   Riggs Bank N.A.
                   RIMCO Monument Funds                          1120 Vermont Avenue N.W.
                                                                 Washington, D.C. 20005-3598
----------------------------------------------------------------------------------------------------

Transfer Agent, Dividend Disbursing Agent,
and Portfolio Accounting Services
                   Federated Shareholder Services Company        Federated Investors Tower
                                                                 Pittsburgh, Pennsylvania 15222-3779
----------------------------------------------------------------------------------------------------

Independent Auditors
                   Ernst & Young LLP                             One Oxford Centre
                                                                 Pittsburgh, Pennsylvania 15219
----------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                      RIMCO MONUMENT FUNDS
--------------------------------------------------------------------------------
                                      COMBINED PROSPECTUS

                                      An Open-End Management
                                      Investment Company


                                      June 30, 1997


       Federated Securities Corp., Distributor


       Cusip 766730303

       Cusip 766730105
       Cusip 766730402
       Cusip 766730204
       Cusip 766730501
       Cusip 766730600

       1061803A (6/97)





                              RIMCO Monument Funds
                          Consists Of Five Portfolios:
                o RIMCO Monument U.S. Treasury Money Market Fund
                    o RIMCO Monument Prime Money Market Fund
                                 Class A Shares
                                 Class B Shares
                           o RIMCO Monument Bond Fund
                         o RIMCO Monument Stock Fund and
               o RIMCO Monument Small Capitalization Equity Fund.


                       Statement Of Additional Information














   This Statement of Additional Information should be read with the combined prospectus of RIMCO Monument Funds (the "Trust"), dated June 30, 1997. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling the Trust.

Federated Investors Tower
Pittsburgh, Pennsylvania 15222-3779



   Statement dated June 30, 1997



[GRAPHIC OMITTED]


        Cusip 766730 30 3
        Cusip 766730 10 5
        Cusip 766730 40 2
        Cusip 766730 20 4
        Cusip 766730 50 1
        Cusip 766730 60 0


   1061803B (6/97)
iii
--------------------------------------------------------------------------------

Table of Contents
--------------------------------------------------------------------------------

   General Information About the Trust                       1

Investment Objective and Policies of the Funds               1
   Repurchase Agreements                                     1
   Reverse Repurchase Agreements                             1
   Credit Enhancement                                        1
   When-Issued and Delayed Delivery Transactions             1
   Restricted and Illiquid Securities                        2
   Lending of Portfolio Securities                           2
   U.S. Government Securities                                2
   Bank Instruments                                          2
   Money Market Instruments Ratings                          3
   Funding Agreements                                        3
   Futures and Options Transactions                          3
   Futures Contracts                                         3
   Put Options on Futures Contracts                          4
   Call Options on Futures Contracts                         4
   "Margin" in Futures Transactions                          5
   Collateralized Mortgage Obligations (CMOs)                5
   Real Estate Investment Trusts                             5
   Convertible Securities                                    6
   Warrants                                                  6
   Portfolio Turnover                                        6
   Investment Limitations                                    6
   Regulatory Compliance                                     9

RIMCO Monument Funds Management                              9
   Fund Ownership                                           13
   Trustees Compensation                                    14
   Trustee Liability                                        14
   Massachusetts Partnership Law                            14

Investment Advisory Services                                15
   Adviser to the Trust                                     15
   Advisory Fees                                            15

Administrative Services                                     15
   Custodian                                                16
   Transfer Agent, Dividend Disbursing Agent

      and Portfolio Accounting Services                     16
   Independent Auditors                                     16




Brokerage Transactions                                      16

Purchasing Shares                                           16

   Distribution Plan (Class B Shares of

      Prime Money Market Fund Only)                         17
   Conversion to Federal Funds                              17

Determining Net Asset Value                                 17
   Determining Market Value of Securities                   17
   Use of the Amortized Cost Method                         18

Redeeming Shares                                            18
   Redemption in Kind                                       19

Tax Status                                                  19
   The Funds' Tax Status                                    19
   Shareholders' Tax Status                                 19
   Capital Gains                                            19

Total Return                                                19

Yield                                                       20


Effective Yield                                             20


Performance Comparisons                                     20
   Economic and Market Information                          21
   U.S. Treasury Money Market Fund                          21
   Prime Money Market Fund                                  21
   Bond Fund                                                21
   Stock Fund                                               22
   Small Capitalization Fund                                22

Financial Statements                                        23

Appendix                                                24

-------------------------------------------------------------------------------
General Information About the Trust
-------------------------------------------------------------------------------

     The Trust was established as a Massachusetts business trust under a Declaration of Trust dated April 1, 1991. As of the date of this Statement, the Trust consists of five separate portfolios of securities (the "Funds") which are as follows: RIMCO Monument U.S. Treasury Money Market Fund ("U.S. Treasury Money Market Fund"), RIMCO Monument Prime Money Market Fund ("Prime Money Market Fund"), RIMCO Monument Bond Fund ("Bond Fund"), RIMCO Monument Stock Fund
("Stock Fund") and RIMCO Monument Small Capitalization Equity Fund ("Small Capitalization Fund").

     Shares of Prime Money  Market Fund are  currently  offered in two  classes:
Class A Shares and Class B Shares. Prior to August 23, 1995, this Fund offered a single class of shares, which are currently designated as Class A Shares.

Investment Objective and Policies of the Funds
-------------------------------------------------------------------------------

     The Prospectus discusses the objective of each Fund and the policies it employs to achieve those objectives. The following discussion supplements the description of the Funds' investment policies in the Prospectus.

     The Funds' respective investment objectives cannot be changed without approval of shareholders. The investment policies described below may be changed by the Board of Trustees (the "Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

Repurchase Agreements

     The Funds or their custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. The Funds believe that under the regular procedures normally in effect for custody of a Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of a Fund and allow retention or disposition of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the adviser to be creditworthy pursuant to guidelines established by the Trustees.

Reverse Repurchase Agreements

     The Funds may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that a Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

     When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled.

Credit Enhancement

     The Prime Money Market Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer. The Fund may have more than 25% of its total assets invested in securities credit enhanced by banks.

When-Issued and Delayed Delivery Transactions

     The Funds may engage in when-issued and delayed delivery transactions. These transactions are made to secure what is considered to be an advantageous price or yield for a Fund. However, liquid assets of a Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. As a matter of policy, the Funds do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of their respective assets.

Restricted and Illiquid Securities

     The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission (the "SEC") Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non- exclusive, safe-harbor  for certain  secondary  market  transactions  involving  securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The Trust, on behalf of the Funds, believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities for determination to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities:

         o  the frequency of trades and quotes for the security;

         o the number of dealers willing to purchase or sell the security and the number of other potential buyers;

         o  dealer undertakings to make a market in the security; and

         o  the nature of the security and the nature of the marketplace trades.

Lending of Portfolio Securities

     The collateral received when a Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the particular Fund. During the time portfolio securities are on loan, the borrower pays a Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of a Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.

     A Fund would not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

U.S. Government Securities

     The types of U.S. government securities in which the Prime Money Market Fund, Bond Fund, Stock Fund, and Small Capitalization Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

         o  the full faith and credit of the U.S. Treasury;

         o  the issuer's right to borrow from the U.S. Treasury;

         o the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; or

         o  the credit of the agency or instrumentality issuing the obligations.

     Examples of agencies and instrumentalities whose obligations are permissible investments but may not always receive financial support from the U.S. government are: the Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Federal Home Loan Banks; Farmers Home Administration; and Federal National Mortgage Association.

Bank Instruments

     Prime Money Market Fund, Bond Fund, Stock Fund, and Small Capitalization Fund may invest in the instruments of banks and savings associations whose deposits are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC"), or the Savings Association
Insurance Fund, which is administered by the FDIC, such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances. These instruments are not necessarily guaranteed by those organizations.

In addition, the Funds may invest in:

         o Eurodollar Certificates of Deposit ("ECDs") issued by foreign branches of U.S. or foreign banks;

         o Eurodollar Time Deposits ("ETDs"), which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks;

         o Canadian Time Deposits, which are U.S. dollar-denominated deposits issued by branches of major Canadian banks located in the United States; and

         o Yankee Certificates of Deposit ("Yankee CDs"), which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States.

Money Market Instruments Ratings

     An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated A-1 or A-1+ by Standard & Poor's Ratings Group ("S&P"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or F-1+ or F-1 by Fitch Investors Service, Inc. ("Fitch"), are all considered rated in the highest short-term rating category. The Prime Money Market Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category; currently, such securities must be rated by two NRSROs in their highest rating category. See "Regulatory Compliance," and the Appendix to this Statement of Additional Information.

Funding Agreements

     Prime Money Market Fund may purchase funding agreements ("Agreements"), which are investment instruments issued by highly rated U.S. insurance companies. Pursuant to such Agreements, the Fund may make cash contributions to a deposit fund of the insurance company's general or separate accounts. The insurance company then credits guaranteed interest to the Fund. The insurance company may assess periodic charges against an Agreement for expenses and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for an Agreement becomes part of the general assets of the issuer, and the Agreement is paid from the general assets of the issuer.

     The Fund will only purchase Agreements from issuers which, at the time of purchase, meet quality and credit standards established by the Fund's adviser. Generally, Agreements are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in Agreements does not currently exist. Also, the Fund may not receive the principal amount of an Agreement from the insurance company on seven days' notice or less. Therefore, Agreements are typically considered to be illiquid investments.

Futures and Options Transactions

     Bond Fund, Stock Fund, and Small Capitalization Fund may engage in futures and options transactions. In an effort to reduce fluctuations in the net asset value of shares of a Fund, a Fund may attempt to hedge all or a portion of its portfolio by buying and selling financial futures contracts, buying put options on portfolio securities and listed put options on futures contracts, (or over-the-counter put options on futures contracts in the case of Bond Fund) and writing call options on futures contracts. A Fund may also write covered call options on portfolio securities to attempt to increase its current income. A Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. With respect to Bond Fund, an option position on financial futures contracts may be closed out over-the-counter or on an exchange which provides a secondary market for options of the same series. With respect to Stock Fund and Small Capitalization Fund, an option position on financial futures contracts may be closed out only on an exchange which provides a secondary market for options of the same series.

Futures Contracts

     Bond Fund, Stock Fund, and Small Capitalization Fund may engage in futures contracts. A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. However, a stock index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. No physical delivery of the underlying securities in the index is made.

     The purpose of the acquisition or sale of a futures contract by a Fund is to protect the Fund from fluctuations in the value of its securities caused by anticipated changes in interest rates or market conditions without necessarily buying or selling the securities. For example, in the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, Bond Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. Bond Fund would "go long" (agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.

Put Options on Futures Contracts

     Bond Fund, Stock Fund, and Small Capitalization Fund may engage in put options on futures contracts. A Fund may purchase listed put options on futures contracts (or over-the-counter put options on futures contracts in the case of Bond Fund). Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. A Fund would purchase put options on futures contracts to protect portfolio securities against decreases in value resulting from market factors such as an anticipated increase in interest rates.

     Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, a Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by a Fund upon the sale of the second option may be large enough to offset both the premium paid by the Fund for the original option plus the decrease in value of the hedged securities.

     Alternatively, a Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

Call Options on Futures Contracts

     Bond Fund, Stock Fund, and Small Capitalization Fund may engage in call options on futures contracts. In addition to purchasing put options on futures, Bond Fund, Stock Fund, and Small Capitalization Fund may write listed call options on futures contracts (or over-the-counter call options on futures contracts in the case of Bond Fund) to hedge its respective portfolio against, for example, an increase in market interest rates. When a Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise (in the case of Bond Fund) or as stock prices fall (in the case of Stock Fund and Small Capitalization Fund), causing the prices of futures to go down, a Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of a Fund's call option position to increase.

     In other words, as the underlying future's price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that a Fund keeps the premium received for the option. This premium can help substantially to offset the drop in value of a Fund's portfolio securities. Prior to the expiration of a call written by a Fund, or exercise of it by the buyer, a Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by a Fund for the initial option. The net premium income of a Fund will then substantially offset the decrease in value of the hedged securities.

     A Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, a Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

"Margin" in Futures Transactions

     Unlike the purchase or sale of a security, neither Bond Fund, Stock Fund, nor Small Capitalization Fund pay or receive money upon the purchase or sale of a futures contract. Rather, the Funds are required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with the custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contracts initial margin does not involve a borrowing by a Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. A futures contract held by Bond Fund, Stock Fund, or Small Capitalization Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, a Fund will mark to market its open futures positions. The Funds are also required to deposit and maintain margin when they write call options on futures contracts.

     The Funds will comply with the following restrictions when purchasing and selling futures contracts. First, the Funds will not participate in futures transactions if the sum of its initial margin deposits on open contracts will exceed 5% of the market value of its respective total assets, after taking into account the unrealized profits and losses on those contracts it has entered into. Second, the Funds will not enter into these contracts for speculative purposes. Third, since the Funds do not constitute a commodity pool, they will not market themselves as such, nor serve as vehicles for trading in the commodities futures or commodity options markets. Connected with this, the Funds will disclose to all prospective investors, the limitations on their futures and option transactions, and make clear that these transactions are entered into only for bona fide hedging purposes, or other permissible purposes pursuant to regulations promulgated by the Commodity Futures Trading Commission ("CFTC"). Finally, because the Funds will submit to the CFTC special calls for information, the Funds will not register as commodities pool operators.

Collateralized Mortgage Obligations (CMOs)

     Bond Fund may invest in CMOs. Privately issued CMOs generally represent an ownership interest in a pool of federal agency mortgage pass-through securities, such as those issued by the Government National Mortgage Association. The terms and characteristics of the mortgage instruments may vary among pass-through mortgage loan pools. The market for such CMOs has expanded considerably since its inception. The size of the primary issuance market and the active participation in the secondary market by securities dealers and other investors make government-related pools highly liquid.

     Generally-speaking, the mortgages underlying mortgage-backed securities often may be prepaid without penalty or premium. Therefore, mortgage-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment risks on mortgage securities tend to increase during periods of declining mortgage interest rates, because many borrowers refinance their mortgages to take advantage of the more favorable rates. Depending upon market conditions, the yield that the Fund receives from the reinvestment of such prepayments, or any scheduled principal payments, may be lower than the yield on the original mortgage security. As a consequence, mortgage securities may be a less effective means of "locking in" interest rates than other types of debt securities having the same stated maturity and may also have less potential for capital appreciation. For certain types of asset pools, such as collateralized mortgage obligations, prepayments may be allocated to one tranche of securities ahead of other tranches, in order to reduce the risk of prepayments for the other tranches. Prepayments may result in a capital loss to the Fund to the extent that the prepaid mortgage securities were purchased at a market premium over their stated principal amount. Conversely, the prepayment of mortgage securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by the Fund, which would be taxed as ordinary income when distributed to the shareholders.

Real Estate Investment Trusts

     The Small Capitalization Fund may purchase interests in real estate investment trusts. Risks associated with real estate investments include the fact that equity and mortgage real estate investment trusts are dependent upon management skill and are not diversified, and are, therefore, subject to the risk of financing single projects or unlimited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Additionally, equity real estate investment trusts may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage real estate investment trusts may be affected by the quality of any credit extended. The investment adviser seeks to mitigate these risks by selecting real estate investment trusts diversified by sector (shopping malls, apartment building complexes, and health care facilities) and geographic location.

Convertible Securities

     When owned as part of a unit along with warrants, which entitle the holder to buy the common stock, convertible securities function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities, and therefore have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar nonconvertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality.

     The Funds will exchange or convert the convertible securities held in their portfolios into shares of the underlying common stocks when, in the investment adviser's opinion, the investment characteristics of the underlying common shares will assist the Funds in achieving their investment objectives. Otherwise, the Funds will hold or trade the convertible securities. In selecting convertible securities for the Fund, the Fund's adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Fund's adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Warrants

     Stock Fund and Small Capitalization Fund may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Portfolio Turnover




   For the years ended April 30, 1997 and 1996, the Bond and Stock Funds' portfolio turnover rates were 171% and 128%, and 75% and 81%, respectively. For the years ended April 30, 1997 and 1996, the Small Capitalization Fund's portfolio turnover rates were 93% and 70%, respectively.

Investment Limitations

     Issuing Senior Securities and Borrowing Money

         The Funds will not issue senior securities except that a Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed; and except to the extent that a Fund may enter into futures contracts. The Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. A Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, a Fund will restrict the purchase of portfolio securities to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements.

     Selling Short and Buying on Margin

         The Funds will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as are necessary for clearance of purchases and sales of securities. The deposit or payment by Bond Fund, Stock Fund, or Small Capitalization Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

     Pledging Assets

         The Funds will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In these cases U.S. Treasury Money Market Fund and Prime Money Market Fund may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets of a Fund at the time of the pledge, while Bond Fund, Stock Fund, and Small Capitalization Fund may pledge assets having a value of 15% of assets taken at cost. For purposes of this restriction, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis; and (b) collateral arrangements with respect to (i) the purchase and sale of stock options and (ii) initial or variation margin for futures contracts will not be deemed to be pledges of a Fund's assets. Margin deposits for the purchase and sale of futures contracts and related options are not deemed to be a pledge.

     Lending Cash or Securities

         The Funds will not lend any of their respective assets except portfolio securities up to one-third of the value of total assets. This shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, variable amount demand master notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund's investment objective, policies, and limitations or the Trust's Declaration of Trust.

     Investing in Restricted Securities

         Prime Money Market Fund, Bond Fund, Stock Fund, and Small Capitalization Fund will not invest more than 10% of their respective net assets in securities subject to restrictions on resale under the Securities Act of 1933, except for commercial paper issued under
         Section 4(2) of the Securities Act of 1933 and certain other restricted securities which meet the criteria for liquidity as established by the Board of Trustees. U.S. Treasury Money Market Fund will not purchase or sell securities which are restricted as to resale under federal securities law.

     Investing in Commodities

         None of the Funds will invest in commodities, except to the extent that Bond Fund, Stock Fund, and Small Capitalization Fund may engage in transactions involving futures contracts or options on futures contracts.

     Investing in Real Estate

         None of the Funds will purchase or sell real estate, including limited partnership interests, although Prime Money Market Fund, Bond Fund, Stock Fund, and Small Capitalization Fund may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

     Diversification of Investments

         With respect to 75% of the value of its respective total assets, Prime Money Market Fund, Bond Fund, Stock Fund, and Small Capitalization Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities), if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer. No Fund will acquire more than 10% of the outstanding voting securities of any one issuer.

     Concentration of Investments

         No Fund will invest 25% or more of the value of its respective total assets in any one industry (other than securities issued by the U.S. government, its agencies, or instrumentalities or repurchase agreements collateralized by these securities), except that Prime Money Market Fund may invest 25% or more of the value of its total assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments (i.e., repurchase agreements).

     Underwriting

         A Fund will not underwrite any issue of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

The above limitations cannot be changed with respect to a Fund without approval of holders of a majority of that Fund's shares. The following limitations may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

     Investing in Illiquid Securities

         The Bond Fund, Stock Fund, and Small Capitalization Fund will not invest more than 15% and the Prime Money Market Fund will not invest more than 10% of the value of their respective net assets in illiquid securities, including repurchase agreements providing for settlement more than seven days after notice; and, in the case of Bond Fund, Stock Fund, and Small Capitalization Fund, including over-the-counter options; in the case of Prime Money Market Fund, Bond Fund, Stock Fund, and Small Capitalization Fund, including certain restricted securities not determined by the Trustees to be liquid; and, in the case of Prime Money Market Fund, non- negotiable fixed income time deposits with maturities over seven days.

     Investing in Securities of Other Investment Companies




   Unless permitted by order of the Securities and Exchange Commission, the Funds will limit their respective investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, and will not invest more than 5% of their respective total assets in any one investment company, or invest more than 10% of their respective total assets in investment companies in general. U.S. Treasury Money Market Fund and Prime Money Market Fund will limit their investments in the securities of other investment companies to those of money market funds having investment objectives and policies similar to their own. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets.

         Arbitrage Transactions

         A Fund will not enter into transactions for the purpose of engaging in arbitrage.

     Options and Related Transactions

         A Fund will not purchase put or call options on securities or on futures contracts, except that Bond Fund, Stock Fund and Small Capitalization Fund may engage in put and call options, futures and options on futures.

     Purchasing Securities to Exercise Control

         A Fund will not purchase securities of a company for the purpose of exercising control or management.

     Investing in Warrants




   The  Funds will not invest in  warrants,  except that Stock Fund and
         Small Capitalization Fund may invest not more than 5% of their respective net assets in warrants, including those acquired in units or attached to other securities. For purposes of this investment restriction, warrants will be valued at the lower of cost or market, except that warrants acquired by the Funds in units with or attached to securities may be deemed to be without value.

Except with respect to the Funds' policy of borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. The Funds did not borrow money or pledge securities in excess of 5% of the value of their respective net assets in the last fiscal year and have no present intent to do so in the coming fiscal year.


For purposes of their policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

Regulatory Compliance

The Prime Money Market Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in its prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a- 7, which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of the Fund's total assets in the securities of any one issuer, although the Fund's investment limitation only requires such 5% diversification with respect to 75% of its assets. The Fund will invest more than 5% of its assets in any one issuer only under circumstances permitted by Rule 2a-7. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.




   RIMCO Monument Funds Management

-------------------------------------------------------------------------------

Officers and Trustees are listed with their addresses, birthdates, present positions with RIMCO Monument Funds, and principal occupations.


-------------------------------------------------------------------------------
John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924

Chairman and Trustee

     Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Company.


-------------------------------------------------------------------------------
Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA
Birthdate:  February 3, 1934

Trustee

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.


-------------------------------------------------------------------------------
John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937

Trustee

     President, Investment Properties Corporation;  Senior Vice-President,  John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.


-------------------------------------------------------------------------------

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.


-------------------------------------------------------------------------------
James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922

Trustee

Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.



-------------------------------------------------------------------------------

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


-------------------------------------------------------------------------------
Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


-------------------------------------------------------------------------------
Edward C. Gonzales *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930

President, Treasurer and Trustee

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


-------------------------------------------------------------------------------

Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942

Trustee

Consultant;   Former  State   Representative,   Commonwealth  of  Massachusetts;
formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.


-------------------------------------------------------------------------------
Gregor F. Meyer
203 Kensington Ct.
Pittsburgh, PA
Birthdate:  October 6, 1926

Trustee

Former Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.


------------------------------------------------------------------------------
John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.



-------------------------------------------------------------------------------

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.


-------------------------------------------------------------------------------
Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935

Trustee

Public Relations/Marketing/Conference Planning; Director or Trustee of the
Funds.



-------------------------------------------------------------------------------

J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949

Executive Vice President

     President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.


-------------------------------------------------------------------------------
John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938

Executive Vice President and Secretary

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.


------------------------------------------------------------------------------
Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923

Vice President

Executive  Vice  President  and  Trustee,  Federated  Investors;   Chairman  and
Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


-------------------------------------------------------------------------------
Jeffrey W. Sterling
Federated Investors Tower
Pittsburgh, PA

Birthdate:  February 5, 1947

Vice President and Assistant Treasurer

Vice President and Assistant Treasurer of some of the Funds.



-------------------------------------------------------------------------------

* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.

Officers and Directors own less than 1% of the Fund's outstanding Shares.
----------------------------------------------------------------------------




   As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash
Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO
Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Wesmark Funds; and World Investment Series, Inc.




Fund Ownership




   Officers and Trustees own less than 1% of the outstanding shares of each Fund. The following list indicates the beneficial ownership of shareholders who are the beneficial owners of more than 5% of the outstanding shares of the following Funds as of June 4, 1997. Riggs Bank N.A., Washington, D.C., acting in various capacities for numerous accounts, owned of record, approximately:
68,298,082 shares (49.72%) of U.S. Treasury Money Market Fund; 200,252,275 Class A Shares (60.20%) and 36,200,101 Class B Shares (99.90%) of Prime Money Market Fund; 2,867,405 shares (83.30%) of Bond Fund; 3,946,731 shares (68.08%) of Stock
Fund; 2,007,283 shares (91.93%) of Small Capitalization Fund. The Bank of New York, New York, NY, owned approximately 40,004,424 shares (29.13%) of U.S. Treasury Money Market Fund; Monumental Investment Group Profit Sharing Plan, Washington, D.C., owned approximately 13,051,343 shares (9.50%) of U.S. Treasury Money Market Fund; National Geographic Society, Washington, D.C., owned approximately 39,036,519 Class A Shares (11.74%) of Prime Money Market Fund; Georgetown University, Washington, D.C., owned approximately 17,212,252 Class A Shares (5.17%) of Prime Money Market Fund. Collier Shannon Profit Sharing, Washington, D.C., owned approximately 328,534 shares (5.67%) of Stock Fund.

   Trustees Compensation



                                      AGGREGATE
NAME,                               COMPENSATION
POSITION WITH                           FROM
TRUST                                  TRUST*#

John F. Donahue
Chairman and Trustee                      $0

Thomas G. Bigley

Trustee                               $1,579.61


John T. Conroy, Jr.

Trustee                               $1,737.80


William J. Copeland

Trustee                               $1,737.80


James E. Dowd

Trustee                               $1,737.80


Lawrence D. Ellis, M.D.

Trustee                               $1,579.61


Edward L. Flaherty, Jr.

Trustee                               $1,737.80


Edward C. Gonzales
President, Treasurer and Trustee          $0

Peter E. Madden

Trustee                               $1,579.61


Gregor F. Meyer

Trustee                               $1,579.61


John E. Murray, Jr.

Trustee                               $1,579.61


Wesley W. Posvar

Trustee                               $1,579.61


Marjorie P. Smuts

Trustee                               $1,579.61

*  Information is furnished for the fiscal year ended April 30, 1997.

# The aggregate compensation is provided for the Trust which is comprised of five portfolios.

Trustee Liability

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for obligations of the Trust, the Trust is required to use its property to protect or to compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and to pay judgments against them from its assets.

Investment Advisory Services
-------------------------------------------------------------------------------
Adviser to the Trust

The Trust's investment adviser is Riggs Investment Management Corporation ("RIMCO"). It is a subsidiary of Riggs Bank N.A. ("Riggs Bank"). The adviser shall not be liable to the Trust, a Fund, or any shareholder of any of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Because of the internal controls maintained by Riggs Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Riggs Bank or its affiliates' lending relationships with an issuer.

Advisory Fees




   For its advisory services, RIMCO receives an annual investment advisory fee as described in the prospectus. For the years ended April 30, 1997, 1996 and 1995, the adviser earned fees from the U.S. Treasury Money Market Fund of $672,065, $484,117 and $471,275, respectively, of which $173,436, $174,327 and
$188,510,  respectively,  were waived.  For the years ended April 30, 1997, 1996 and 1995, the adviser earned fees from the Prime Money Market Fund of $1,954,745, $1,644,269 and $1,722,083, respectively, of which $676,608, $637,538 and $818,546, respectively, were waived. For the years ended April 30, 1997, 1996 and 1995, the adviser earned fees from the Bond Fund of $255,588, $369,027 and $346,821, respectively, of which $136,314, $196,769 and $185,307, respectively, were waived. For the years ended April 30, 1997, 1996 and 1995, the adviser earned fees from the Stock Fund of $622,704, $587,141 and $450,390, respectively, of which $99,633, $93,942 and $82,877, respectively, were waived. For the years ended April 30, 1997 and 1996, and for the period from February 27, 1995 (date of initial public investment) to April 30, 1995, the adviser earned fees from the Small Capitalization Fund of $184,690, $119,209 and $9,220, of which $105,949, $119,209 and $9,220, respectively, were waived.

    Administrative Services
-------------------------------------------------------------------------------
   Federated Administrative Services, which is a subsidiary of Federated Investors, provides administrative personnel and services to the Funds for the fees set forth in the prospectus. For the years ended April 30, 1997, 1996 and 1995, Federated Administrative Services earned from the U.S. Treasury Money Market Fund fees equal to $171,345, $128,886 and $126,640, respectively. For the years ended April 30, 1997, 1996 and 1995, Federated Administrative Services earned from Prime Money Market Fund fees equal to $497,453, $436,703 and $462,172, respectively. For the years ended April 30, 1997, 1996 and 1995,
Federated Administrative Services earned from the Bond Fund fees equal to $51,473, $65,580 and $62,130, respectively. For the years ended April 30 1997, 1996 and 1995, Federated Administrative Services earned from the Stock Fund fees equal to $106,088, $104,255 and $80,732, respectively. For the years ended April 30, 1997 and 1996, and for the period from February 27, 1995 (date of initial public investment), to April 30, 1995, Federated Administrative Services earned from the Small Capitalization Fund fees equal to $49,978, $49,999 and $8,493, of which $0, $0 and $8,493, respectively, were waived.

Federated Shareholder Services Company ("FServ"), a subsidiary of Federated Services Company, is the Funds' portfolio accountant, transfer agent and dividend disbursing agent. For the years ended April 30, 1997, 1996 and 1995, FServ received from the U.S. Treasury Money Market Fund fees equal to $68,994, $70,342 and $85,400, respectively. For the years ended April 30, 1997, 1996 and 1995, FServ received from the Prime Money Market Fund fees equal to $148,946, $125,748 and $98,594, respectively. For the years ended April 30, 1997, 1996 and 1995, FServ received from the Bond Fund fees equal to $88,771, $87,184 and $87,375, respectively. For the years ended April 30, 1997, 1996 and, 1995, FServ received from the Stock Fund fees equal to $92,259, $91,020 and $83,336, respectively. For the years ended April 30, 1997 and 1996, and for the period from February 27, 1995 (date of initial public investment), to April 30, 1995, FServ received from the Small Capitalization Fund fees equal to $71,963, $72,034 and $12,602, respectively.

Custodian

For its service as custodian, Riggs Bank may receive an annual fee, payable monthly based upon the Funds' average aggregate daily net assets. In addition, Riggs Bank is reimbursed for its out-of-pocket expenses.

Transfer Agent, Dividend Disbursing Agent and Portfolio Accounting Services

Through its subsidiary Federated Shareholder Services Company, Pittsburgh, Pennsylvania, Federated Services Company is transfer agent for the shares of the Funds and dividend disbursing agent for the Funds. Federated Shareholder Services Company also provides certain accounting and recordkeeping services with respect to the portfolio investments of the Funds.

Independent Auditors

The independent auditors for the Funds are Ernst & Young LLP, Pittsburgh, Pennsylvania.

Brokerage Transactions
-------------------------------------------------------------------------------
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Board of Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Funds or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers may be used by the adviser in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.




   For the fiscal years ended April 30, 1997, 1996 and 1995, the Stock Fund paid total brokerage commissions of $175,381, $170,312 and $99,125, respectively. For the years ended April 30, 1997 and 1996, and for the period from February 27, 1995 (date of initial public investment), to April 30, 1995, the Small Capitalization Fund paid total brokerage commissions of $72,366, $47,188 and $2,511, respectively.

Although investment decisions for the Funds are made independently from those of the other accounts managed by the adviser, investments of the type the Funds may make may also be made by those other accounts. When the Funds and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Funds.

Purchasing Shares
-------------------------------------------------------------------------------
Shares of U.S. Treasury Money Market Fund and Prime Money Market Fund are sold at their net asset value without a sales charge. Shares of Bond Fund, Stock Fund, and Small Capitalization Fund are sold at their net asset value plus a sales charge. Shares of the Funds are sold on days on which both the New York Stock Exchange and the Federal Reserve Wire are open for business. The procedure for purchasing shares of the Funds is explained in the prospectus under "Investing in the Funds."

Distribution Plan (Class B Shares of Prime Money Market Fund Only)

The Trust has adopted a Plan pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940 (the "Plan"). The Plan provides for payment of fees to Federated Securities Corp. to finance any activity which is principally intended to result in the sale of the Class B Shares of Prime Money Market Fund. Such activities may include the advertising and marketing of shares; preparing, printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan, Federated Securities Corp. may pay fees to brokers for distribution and administrative services and to administrators for administrative services as to Class B Shares of the Prime Money Market Fund. The administrative services may include, but are not limited to: communicating account openings; communicating account closings; entering purchase transactions; entering redemption transactions; providing or arranging to provide accounting support for all transactions; wiring funds and receiving funds for share purchases and redemptions, confirming and reconciling all transactions, reviewing the activity in accounts for Class B Shares and providing training and supervision of broker personnel; posting and reinvesting dividends to accounts for Class B Shares or arranging for this service to be performed by the Fund's transfer agent; and maintaining and distributing current copies of prospectuses and shareholder reports to the beneficial owners of shares and prospective shareholders.

   For the year ended April 30, 1997, payment in the amount of $54,110 was made pursuant to the Plan for Class B Shares of Prime Money Market Fund.

The Board of Trustees expects that the Plan will result in the sale of a sufficient number of Class B Shares so as to allow the Class B Shares of Prime Money Market Fund to achieve economic viability. It is also anticipated that an increase in the size of this Fund will facilitate more efficient portfolio management and assist this Fund in seeking to achieve its investment objective.

Conversion to Federal Funds

It is the Funds' policy to be as fully invested as possible so that maximum interest or dividends may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Riggs Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

Determining Net Asset Value
-------------------------------------------------------------------------------
U.S. Treasury Money Market Fund and Prime Money Market Fund attempt to stabilize the value of their respective shares at $1.00. Net asset values of Bond Fund, Stock Fund and Small Capitalization Fund generally change each day. The days on which the net asset value is calculated by these Funds are described in the prospectus.

Determining Market Value of Securities

The market value of Bond Fund's, Stock Fund's, and Small Capitalization Fund's portfolio securities are determined as follows:

         o for equity securities, according to the last sale price on a national securities exchange, if available;

         o in the absence of recorded sales for listed equity securities, according to the mean between the last closing bid and asked prices;

         o  for unlisted equity securities, the latest bid prices;

         o for bonds and other fixed income securities, as determined by an independent pricing service;

         o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service or for short-term obligations with remaining maturities of less than 60 days, at the time of purchase, at amortized cost; or

         o for all other securities, at fair value as determined in good faith by the Board of Trustees.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect: institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Funds will value futures contracts, options, and put options on futures and at their market values established by the exchanges at the close of option trading on such exchanges unless the Board of Trustees determine in good faith that another method of valuing option positions is necessary to appraise their fair value.

Use of the Amortized Cost Method

With respect to U.S. Treasury Money Market Fund and Prime Money Market Fund, the Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.

A Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a- 7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment
Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and a Fund's investment objective. Under the Rule, a Fund is permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles a Fund to receive the principal amount of the instrument from the issuer or a third party on (1) no more than 30 days' notice or (2) at specified intervals not exceeding one year on no more than 30 days' notice. A standby commitment entitles a Fund to achieve same day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise.

     Monitoring Procedures




   The Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than .50% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

     Investment Restrictions

         The Rule requires that a Fund limit its investments to instruments that, in the opinion of the Board of Trustees, present minimal credit risk and that, if rated, meet minimum rating standards set forth in the Rule. If the instruments are not rated, the Trustees must determine that they are of comparable quality. Shares of investment companies purchased by the Funds will meet these same criteria and will have investment policies consistent with Rule 2a- 7. The Rule also requires a Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instrument with a remaining maturity of more than 13 months can be purchased by a Fund.

         Should the disposition of a portfolio security result in a dollar weighted average portfolio maturity of more than 90 days, a Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.

A Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may, from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio.

In periods of declining interest rates, the indicated daily yield on shares of a Fund computed by dividing the annualized daily income on a Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.

In periods of rising interest rates, the indicated daily yield on shares of the Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

Redeeming Shares
-------------------------------------------------------------------------------
Each Fund redeems shares at the next computed net asset value after Riggs Bank receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares."

Redemption in Kind

Although the Trust intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from a Fund's portfolio. To the extent available, such securities will be readily marketable. Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Board of Trustees determine to be fair and equitable. The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period.

Tax Status
---------------------------------------------------------------------------
The Funds' Tax Status

The Funds will pay no federal income tax because they expect to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, each Fund must, among other requirements:

         o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

         o derive less than 30% of its gross income from the sale of securities held less than three months;

         o  invest in securities within certain statutory limits; and

         o distribute to its shareholders at least 90% of its net income earned during the year.

Shareholders' Tax Status

Shareholders are subject to federal income tax on dividends received as cash or additional shares. With respect to the U.S. Treasury Money Market Fund, Prime Money Market Fund, and Bond Fund, no portion of any income dividend paid by a Fund is expected to be eligible for the dividends received deduction available to corporations. With respect to the Stock Fund and the Small Capitalization Fund, the dividends received deduction for corporations will apply to ordinary income distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction to a particular fund if that fund were a regular corporation and to the extent designed by a fund as so qualifying. These dividends, and any short-term capital gains, are taxable as ordinary income.

Capital Gains

Capital gains experienced by U.S. Treasury Money Market Fund and Prime Money Market Fund could result in an increase in dividends. Capital losses could result in a decrease in dividends. If for some extraordinary reason these Funds realize net long-term capital gains, such net long-term capital gains will be distributed at least once every 12 months.

With respect to Bond Fund, Stock Fund, and Small Capitalization Fund, long- term capital gains distributed to shareholders will be treated as long-term capital gains regardless of how long shareholders have held shares.

Total Return
-----------------------------------------------------------------------------



   The Bond Fund's average annual total returns for the one-year and since inception (May 11, 1992) periods ended April 30, 1997 were .79% and 5.43%, respectively.

The Stock Fund's average annual total returns the one-year and since inception (May 11, 1992) periods ended April 30, 1997 were 9.63% and 15.65%, respectively.

The Small Capitalization Fund's average annual total returns for the one- year and since inception (February 27, 1995) periods ended April 30, 1997, were (9.29)% and 13.59%, respectively.

The Funds' average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the monthly or quarterly, as applicable, reinvestment of all dividends and distributions.

Yield
-------------------------------------------------------------------------------



   The yields for the seven-day period ended April 30, 1997 for U.S. Treasury Money Market Fund and the Class A Shares and Class B Shares of Prime Money Market Fund were 4.84%, 5.12% and 4.62%, respectively.

The Bond Fund's yield for the thirty-day period ended April 30, 1997 was 6.03%. The Stock Fund's yield for the thirty-day period ended April 30, 1997 was 1.16%. The Small Capitalization Fund's yield for the thirty-day period ended April 30, 1997 was 0.15%.

U.S. Treasury Money Market Fund and Prime Money Market Fund calculate yield daily, based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by:

         o determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares;

         o dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and

         o  multiplying the base period return by 365/7.

The yield for Bond Fund, Stock Fund, and Small Capitalization Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty- day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi- annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a Fund, the performance will be reduced for those shareholders paying those fees.

Effective Yield
------------------------------------------------------------------------------




   The effective yields for the seven-day period ended April 30, 1997 for U.S. Treasury Money Market Fund and the Class A Shares and Class B Shares of Prime Money Market Fund were 4.95%, 5.25% and 4.73%, respectively.

The effective yield of U.S. Treasury Money Market Fund and Prime Money Market Fund is computed by compounding the unannualized base period return by:

         adding 1 to the base period return;

         raising the sum to the 365/7th power; and

         subtracting 1 from the result.

Performance Comparisons
-------------------------------------------------------------------------------
Each Fund's performance depends upon such variables as:

         o  portfolio quality;

         o  average portfolio maturity;
         o  type of instruments in which the portfolio is invested;

         o changes in interest rates on money market instruments in the case of U.S. Treasury Money Market Fund and Prime Money Market Fund, or changes in interest rates and market value of portfolio securities in the case of Bond Fund, Stock Fund and Small Capitalization Fund;

         o  changes in each Fund's expenses; and

         o  the relative amount of each Fund's cash flow.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Funds' returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Funds can compare their performance, or performance for the types of securities in which they invest, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

Economic and Market Information




   Advertising and sales literature for the Funds may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Funds' portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.

Investors may use financial publications and/or indices to obtain a more complete view of the Funds' performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

U.S. Treasury Money Market Fund:

         o Lipper Analytical Services, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in advertising and sales literature.

         o Salomon 30-Day Treasury Bill Index is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.

         o Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day compound (effective) yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.

Prime Money Market Fund:

         o Lipper Analytical Services, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends, if any. From time to time, the Fund will quote its Lipper ranking in advertising and sales literature.

         o Bank Rate Monitor National Index, Miami Beach, Florida, is a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

         o Salomon 30-Day Treasury Bill Index is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.

Bond Fund:

         o Lehman Brothers Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

         o Lehman Brothers Government/Corporate (Total) Index is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman Brothers, Inc., the index calculates total returns for one month, three month, twelve month and ten year periods and year-to-date.

         o Lipper Analytical Services, Inc., ranks funds in various fund categories using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in advertising and sales literature.


         o Lehman Brothers Aggregate Bond Index is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Aggregate Bond Index is comprised of the Shearson Lehman Government Bond Index, Corporate Bond Index, Mortgage- Backed Securities Index and the Yankee Bond Index. These indices include:
            U.S. Treasury obligations, including bonds and notes; U.S. agency obligations, including those of the Federal Farm Credit Bank, Federal Land Bank and the Bank for Co-Operatives; foreign obligations, U.S. investment grade corporate debt and mortgage-backed obligations. All corporate debt included in the Aggregate Bond Index has a minimum S&P rating of BBB, a minimum Moody's rating of Baa, or a minimum Fitch rating of BBB.


         o Merrill Lynch Corporate and Government Index includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term of maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., BBB/Baa or better).

         o Merrill Lynch Domestic Master Index includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term to maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period.

The Domestic Master Index is a broader index than the Merrill Lynch Corporate and Government Index and includes, for example, mortgage related securities. The mortgage market is divided by agency, type of mortgage and coupon and the amount outstanding in each agency/type/coupon subdivision must be no less than $200 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., BBB/Baa or better).

Stock Fund:

         o Lipper Analytical Services, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in advertising and sales literature.

         o Dow Jones Industrial Average ("DJIA") represents share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock in these corporations. It also reports total sales for this group. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.

         o Standard & Poor's Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industry, transportation, and financial and public utility companies. The Standard & Poor's index assumes reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.

Small Capitalization Fund:

         o Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "index funds" category in advertising and sales literature.

         o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

         o Russell 2000 Index--is a broadly diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization stocks.

Advertisements and other sales literature for the Funds may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Funds based on monthly reinvestment of dividends over a specified period of time. Advertisements may quote performance information which does not reflect the effect of the sales charge of the Bond Fund, Small Capitalization Fund or Stock Fund.

Financial Statements
-------------------------------------------------------------------------------



   The financial statements for the fiscal year ended April 30, 1997, are incorporated herein by reference to the Trust's Annual Report dated April 30, 1997 (File Nos. 33-40428 and 811-6309). A copy of the Annual Report may be obtained without charge by contacting the Trust at the address located on the back cover of the prospectus.

Appendix
-------------------------------------------------------------------------------
Standard & Poor's Ratings Group Corporate Bond Rating Definitions

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

NR--NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy. Standard and Poor's may apply a plus (+) or minus (-) to the above rating classifications to show relative standing within the classifications.

Moody's Investors Service, Inc. Corporate Bond Rating Definitions

AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.


A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. Baa--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR--Not rated by Moody's.

Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Fitch Investors Service, Inc. Corporate Bond Rating Definitions

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short- term debt of these issuers is generally rated "A1+."

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

NR--NR indicates that Fitch does not rate the specific issue.

Plus (+) OR Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

Standard & Poor's Ratings Group Commercial Paper Rating Definitions

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation.

A-2--Capacity   for  timely   payment  on  issues  with  this   designation   is
satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

Moody's Investors Service, Inc. Commercial Paper Rating Definitions

Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

         o Leading market positions in well-established industries.

         o High rates of return on funds employed.

         o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

         o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch Investors Service, Inc. Commercial Paper Rating Definitions

Plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category:

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F1+.




PART C.   OTHER INFORMATION.

Item 24.  Financial Statements and Exhibits:

     (a) Financial Statements: (1-5) Incorporated into the Statement of Additional Information by reference to Registrant's Annual Report dated April 30, 1997
     (b)  Exhibits:
                                (1)  Conformed Copy of Declaration of Trust of
                                        the Registrant; (1)
                                   (i) Conformed copy of Amendment No. 3 (dated
                         December 15, 1993) to Registrant's Declaration
                         of Trust; (8)
                (ii) Conformed copy of Amendment No. 4 (dated
                         November 16, 1994) to Registrant's Declaration of Trust; (8)
               (iii) Conformed copy of Amendment No. 5 (dated
                         August 23, 1995) to Registrant's Declaration of Trust;
                         (8)
          (2)  Copy of By-Laws of the Registrant;(1)
          (3)  Not applicable;
          (4)  (i) Copy of Specimen Certificate for Shares of Beneficial
                     Interest of RIMCO Monument U.S. Treasury Money Market
                      Fund, RIMCO Monument Bond Fund and RIMCO Monument Stock
                          Fund;(2)
              (ii) Copy of Specimen Certificate for Shares of Beneficial
                     Interest of RIMCO Monument Small Capitalization Equity
                      Fund;(6)
               (iii) Copy of Specimen Certificate for Shares of Beneficial
                     Interest of RIMCO Monument Prime Money Market Fund -
                      Class A Shares and Class B Shares; (8)
          (5) Conformed copy of Investment Advisory Contract of the Registrant and Exhibits A through E of the Investment Advisory Contract; (7)
          (6) Conformed copy of Distributor's Contract of the Registrant and Exhibits A and B thereto; (7) (i) Conformed copy of Exhibit C to Registrant's Distributor's Contract; +




 + All exhibits have been filed electronically.
1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed May 9, 1991. (File
     Nos. 33-40428 and 811-6309).
2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed July 19, 1991. (File
     Nos. 33-40428 and 811-6309).
6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed June 28, 1994. (File
     Nos. 33-40428 and 811-6309).
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed June 27, 1995. (File
     Nos. 33-40428 and 811-6309).
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed October 10, 1995. (File
     Nos. 33-40428 and 811-6309).

          (7)  Not applicable;
          (8)  Conformed copy of Custodian Agreement of the Registrant;(1)
          (9) (i) Conformed copy of Transfer Agency and Service Agreement of the Registrant;(5) (ii) Conformed copy of Administrative Services Agreement; (5)
         (10) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (9)
         (11)  Conformed copy of Consent of Independent Auditors;+
         (12)  Not applicable;
         (13)  Conformed copy of Initial Capital Understanding; (9)
         (14)  Not applicable;
         (15)  Conformed copy of Registrant's Rule 12b-1 Distribution Plan; (8)
                      (i) Copy of Registrant's Rule 12b-1 Agreement; (8)
         (16)  Copy of Schedule for Computation of Fund Performance
                      Data; (3)
         (17)  Copy of Financial Data Schedules;+
         (18) (i) Conformed copy of Registrant's Multiple Class Plan;+ (ii) Conformed copy of Registrant's Multiple Class Plan, As Amended, Effective May 16, 1996;+ and
         (19)  Conformed copy of Power of Attorney. (9)

Item 25.  Persons Controlled by or Under Common Control with Registrant:

          None

Item 26.  Number of Holders of Securities:

                                              Number of Record Holders
          Title of Class                       as of June 4, 1997_____

    Shares of
    beneficial interest

RIMCO Monument Prime Money Market Fund
                  (Class A)                                     847
                  (Class B)                                      12
RIMCO Monument U.S. Treasury Money Market Fund            148
RIMCO Monument Bond Fund                                  284
RIMCO Monument Stock Fund                                 840
RIMCO Monument Small Capitalization Equity Fund           637

+ All exhibits have been filed electronically.
1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed May 9, 1991. (File
     Nos. 33-40428 and 811-6309).
3. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-1A filed August 26, 1992. (File Nos. 33-40428 and 811-6309).
5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed June 28, 1994. (File Nos. 33-40428 and 811-6309).
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed October 10, 1995. (File
     Nos. 33-40428 and 811-6309).
9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed June 27, 1996. (File
     Nos. 33-40428 and 811-6309).

Item 27.  Indemnification: (2)

Item 28.  Business and Other Connections of Investment Adviser:

     For a description of the other business of the investment adviser, see the section entitled "Management of RIMCO Monument Funds" in Part A. The business address of each of the Officers of the investment adviser is: Riggs Investment Management Corp., 808 17th Street, N.W., Washington, D.C. 20006-3950

The Officers and Directors of the Investment Adviser are:


                                                          Other Substantial
                                                          Business, Profession,
Name                     Position with Adviser    Vocation or Employment

-----------------------------------------------------------------------------


Frederick L. Bollerer        Director - Board     President and Chief Executive
                                                  Officer, Riggs Bank N.A.


Timothy C. Coughlin          Director - Board     President, Riggs National
                                                  Corporation; Vice Chairman,
                                                  Riggs Bank N.A.


Henry A. Dudley, Jr.         Director - Board     Senior Executive Vice
                                                  President, Riggs & Co., a
                                                  division of Riggs Bank  N.A.


Lawrence I. Hebert           Director - Board     Director, Riggs National
                                                  Corporation, Riggs Bank N.A.,
                                                  Riggs AP Bank
                                                  Limited, Allied Capital II
                                                  Corp.; President and Vice
                                                  Chairman of Allbritton
                                                  Communications and Perpetual
                                                  Corporation and Westfield News
                                                  Advertiser, Inc.


Timothy A. Lex               Director - Board     Executive Vice President and
                                                  Chief Operating Officer, Riggs
                                                  Bank N.A., President, Riggs
                                                  & Co., a division of Riggs
                                                   Bank N.A.


David D. Addison             Director - Board     Senior Vice President and
                                                  Trust Manager, Riggs Bank N.A.


Philip D. Tasho              Chairman of the Board   Executive Director, Riggs &
                             Directors, Chief        Co., a division of Riggs
                             Executive               Bank N.A.
                             Officer and Chief
                             Investment Officer

2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed July 19, 1991. (File Nos. 33-40428 and 811-6309).
                                                           Other Substantial
                                                         Business, Profession,
Name                    osition with Adviser             Vocation or Employment

-------------------------------------------------------------------------------

Clifford W. Dyhouse        Managing Director        Managing Director, Riggs
                                                    & Co., a division of Riggs
                                                    Bank N.A.


Ronald A. Marsilia         President and Chief      Managing Director, Riggs &
                           Operating Officer and    Co., a division of Riggs
                           Director - Board         Bank N.A.


Timothy M. Williams        Treasurer and Director   Managing Director, Riggs &
                           of Compliance            Co., a division of Riggs
                                                    Bank N.A.


Brian T. Shevlin           Managing Director -   Managing Director, Riggs & Co.,
                           Fixed Income          a division of Riggs Bank N.A.
                           Management


Bruce K. Holmquist         Director - Fixed         Director, Riggs & Co., a
                           Income Management        division of Riggs Bank N.A.


Owen B. Burman             Assistant Director -     Director, Riggs & Co., a
                           Equity Research          division of Riggs Bank N.A.


Sean C. Fallon             Director -               Director, Riggs & Co., a
                           Performance & Fixed      division of Riggs Bank N.A.
                           Income Research


Rainier D. Flores          Assistant Director -     Banking Officer, Riggs Bank
                           Operations               N.A.


Thomas E. Bidinger         Assistant Director -     Assistant Director, Riggs &
                           Performance              Co., a division of Riggs
                                                    Bank N.A.


Mary Pinckney P. Wood      Assistant Director       Assistant Director, Riggs
                                                    & Co., a division of Riggs
                                                     Bank N.A.


Kathleen B. Newman         Director - Client        Director, Riggs & Co., a
                           Services                 division of Riggs Bank N.A.


Danna Maller               Assistant Director -     Assistant Director, Riggs &
                           Marketing                Co., a division of Riggs
                                                    Bank N.A.

Item 29.  Principal Underwriters:

     (a) Federated Securities Corp., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; BayFunds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money
Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Biltmore Funds; The Biltmore Municipal Funds; The Monitor Funds; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; Wesmark Funds; and World Investment Series, Inc.

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.



(b)
              (1)                        (2)                                   (3)
Name and Principal            Positions and Offices                  Positions and Offices
 Business Address                With Underwriter                      With Registrant

Richard B. Fisher             Director, Chairman, Chief                 Vice President
Federated Investors Tower     Executive Officer, Chief
Pittsburgh, PA 15222-3779     Operating Officer, Asst.
                              Secretary, and Asst.
                              Treasurer, Federated
                              Securities Corp.

Edward C. Gonzales            Director, Executive Vice                  President,
Federated Investors Tower     President, Federated,                     Treasurer, and
Pittsburgh, PA 15222-3779     Securities Corp.                          Trustee

Thomas R. Donahue             Director, Assistant Secretary,            --
Federated Investors Tower     Assistant Treasurer
Pittsburgh, PA 15222-3779     Federated Securities Corp.

John B. Fisher                President-Institutional Sales,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                 President-Broker/Dealer,                          --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer            Executive Vice President of                       --
Federated Investors Tower     Bank/Trust, Federated
Pittsburgh, PA 15222-3779     Securities Corp.

David M. Taylor               Executive Vice President,                         --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark W. Bloss                 Senior Vice President,                            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd               Senior Vice President,                            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                Senior Vice President,                            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.          Senior Vice President,                            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher              Senior Vice President,                            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives          Senior Vice President,                            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton             Senior Vice President,                            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779





              (1)                        (2)                                   (3)
Name and Principal            Positions and Offices                  Positions and Offices
 Business Address                With Underwriter                      With Registrant

James M. Heaton               Senior Vice President,                            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon                   Senior Vice President,                            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV           Senior Vice President,                            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion            Senior Vice President,                            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ              Senior Vice President,                            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk            Vice President,                                   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                Vice President,                                   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman               Vice President, Secretary,                        --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis      Vice President,                                   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Dale R. Browne                Vice President,                                   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs                 Vice President,                                   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.        Vice President,                                   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.        Vice President,                                   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny               Vice President,                                   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson          Vice President,                                   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779





              (1)                        (2)                                   (3)
Name and Principal            Positions and Offices                  Positions and Offices
 Business Address                With Underwriter                      With Registrant

G. Michael Cullen             Vice President,                                   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Doyle              Vice President,                                   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                Vice President,                                   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher                Vice President,                                   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons             Vice President,                                   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher           Vice President,                                   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales             Vice President,                                   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales           Vice President,                                   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bruce E. Hastings             Vice President,                                   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth A. Hetzel                Vice President,                                   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey               Vice President,                                   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian G. Kelly                Vice President,                                   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy             Vice President,                                   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl                 Vice President,                                   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm               Vice President,                                   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779





              (1)                        (2)                                   (3)
Name and Principal            Positions and Offices                  Positions and Offices
 Business Address                With Underwriter                      With Registrant

J. Michael Miller             Vice President,                                   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager        Vice President,                                   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III          Vice President,                                   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips            Vice President,                                   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker             Vice President,                                   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                Vice President,                                   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

George D. Riedel              Vice President,                                   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan               Vice President,                                   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John Rogers                   Vice President,                                   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian S. Ronayne              Vice President,                                   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck          Vice President,                                   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith               Vice President,                                   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears               Vice President,                                   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John A. Staley                Vice President,                                   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart            Vice President,                                   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779





              (1)                        (2)                                   (3)
Name and Principal            Positions and Offices                  Positions and Offices
 Business Address                With Underwriter                      With Registrant

William C. Tustin             Vice President,                                   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                Vice President,                                   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace              Vice President,                                   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John F. Wallin                Vice President,                                   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts              Vice President,                                   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski         Vice President,                                   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff              Vice President,                                   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek               Assistant Vice President,                         --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                 Assistant Vice President,                         --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings          Assistant Vice President,                         --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Matthew S. Propelka           Assistant Vice President,                         --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley  Treasurer,                                                       --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt               Assistant Secretary,                              --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779


                  (c)    Not applicable.

Item 30.  Location of Accounts and Records:
                All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

                Registrant                       Federated Investors Tower
                                                 Pittsburgh, PA  15222-  3779

                Federated Services Company       Federated Investors Tower
                ("Transfer Agent, Dividend       Pittsburgh, PA  15222-3779
                Disbursing Agent and Portfolio
                Recordkeeper")

                Federated Administrative         Federated Investors Tower
                 Services                        Pittsburgh, PA  15222-3779
                ("Administrator")

                Riggs Investment Management      808 17th Street, N.W.
                Corp. ("Adviser")                Washington, D.C. 20006-3950

                Riggs Bank N.A.                  RIMCO Monument Funds
                ("Custodian")                    1120 Vermont Avenue, N.W.
                                                 Washington, D.C. 20005-3598

Item 31.  Management Services:  Not applicable.

Item 32.  Undertakings:

                Registrant  hereby  undertakes to comply with the  provisions of
                Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                Registrant hereby undertakes to furnish to each person to whom a prospectus for the RIMCO Monument Stock Fund, RIMCO Monument Small Capitalization Equity Fund, or the RIMCO Monument Bond Fund is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, RIMCO MONUMENT FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 25th day of June, 1997.

                              RIMCO MONUMENT FUNDS

                           BY: /s/Jay S. Neuman
                           Jay S. Neuman, Assistant Secretary
                           Attorney in Fact for John F. Donahue
                           June 25, 1997

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                            TITLE                           DATE

By:   /s/Jay S. Neuman
      Jay S. Neuman                Attorney In Fact          June 25, 1997
      ASSISTANT SECRETARY          For the Persons
                                   Listed Below

      NAME                            TITLE

John F. Donahue*                   Chairman and Trustee
                                   (Chief Executive Officer)

Edward C. Gonzales*                President, Treasurer
                                   and Trustee
                                   (Principal Financial and
                                   Accounting Officer)

Thomas G. Bigley*                  Trustee
John T. Conroy, Jr.*               Trustee
William J. Copeland*               Trustee
James E. Dowd*                     Trustee
Lawrence D. Ellis, M.D.*           Trustee
Edward L. Flaherty, Jr.*           Trustee
Peter E. Madden*                   Trustee
Gregor F. Meyer*                   Trustee
John E. Murray, Jr.*               Trustee
Wesley W. Posvar*                  Trustee
Marjorie P. Smuts*                 Trustee
* By Power of Attorney